Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 92.6%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$7,384
Boston Omaha Corp., Class A*	700	11,473
Clear Channel Outdoor Holdings, Inc.*	12,200	19,276
Stagwell, Inc.*	2,700	12,663
		50,796
Aerospace & Defense — 0.9%
AAR Corp.*	1,169	69,591
AeroVironment, Inc.*	918	102,385
AerSale Corp.*	1,000	14,940
Archer Aviation, Inc., Class A*	5,000	25,300
Astronics Corp.*	795	12,609
Barnes Group, Inc.	1,665	56,560
Ducommun, Inc.*	400	17,404
Eve Holding, Inc.*	700	5,803
Joby Aviation, Inc.*	9,500	61,275
Kaman Corp.	948	18,628
Kratos Defense & Security Solutions, Inc.*	4,322	64,916
Leonardo DRS, Inc.*	1,800	30,060
Moog, Inc., Class A	991	111,943
National Presto Industries, Inc.	148	10,724
Rocket Lab USA, Inc.*	9,000	39,420
Triumph Group, Inc.*	2,200	16,852
		658,410
Agriculture — 0.3%
Alico, Inc.	200	4,992
Benson Hill, Inc.*	5,600	1,856
Dole PLC	2,300	26,634
Fresh Del Monte Produce, Inc.	1,116	28,837
Limoneira Co.	700	10,724
Tejon Ranch Co.*	825	13,382
The Andersons, Inc.	1,132	58,309
Turning Point Brands, Inc.	500	11,545
Universal Corp.	855	40,365
Vector Group Ltd.	4,857	51,679
Vital Farms, Inc.*	1,200	13,896
		262,219
Airlines — 0.3%
Allegiant Travel Co.	524	40,275
Frontier Group Holdings, Inc.*	1,200	5,808
Hawaiian Holdings, Inc.*	1,626	10,292
JetBlue Airways Corp.*	11,000	50,600
SkyWest, Inc.*	1,481	62,113
Spirit Airlines, Inc.	3,800	62,700
Sun Country Airlines Holdings, Inc.*	1,200	17,808
		249,596
Apparel — 0.5%
Fossil Group, Inc.*	1,700	3,502
Hanesbrands, Inc.	11,700	46,332
Kontoor Brands, Inc.	1,900	83,429
Oxford Industries, Inc.	508	48,834
Rocky Brands, Inc.	200	2,940
Steven Madden Ltd.	2,473	78,567
	Number of Shares	Value†

Apparel — (continued)
Torrid Holdings, Inc.*	400	$884
Urban Outfitters, Inc.*	2,200	71,918
Weyco Group, Inc.	200	5,070
Wolverine World Wide, Inc.	2,782	22,423
		363,899
Auto Manufacturers — 0.2%
Blue Bird Corp.*	692	14,774
Fisker, Inc.*	6,400	41,088
Hyliion Holdings Corp.*	5,500	6,490
Nikola Corp.*	18,900	29,673
REV Group, Inc.	1,000	16,000
TuSimple Holdings, Inc., Class A*	4,600	7,176
Wabash National Corp.	1,600	33,792
Workhorse Group, Inc.*	5,500	2,279
		151,272
Auto Parts & Equipment — 1.4%
Adient PLC*	3,300	121,110
Aeva Technologies, Inc.*	3,400	2,601
American Axle & Manufacturing Holdings, Inc.*	4,016	29,156
Aurora Innovation, Inc.*	11,900	27,965
Commercial Vehicle Group, Inc.*	1,200	9,312
Cooper-Standard Holdings, Inc.*	700	9,394
Dana, Inc.	4,596	67,423
Dorman Products, Inc.*	906	68,639
Douglas Dynamics, Inc.	800	24,144
Fox Factory Holding Corp.*	1,429	141,585
Gentherm, Inc.*	1,168	63,376
Holley, Inc.*	1,700	8,483
indie Semiconductor, Inc., Class A*	4,400	27,720
Luminar Technologies, Inc.*	9,100	41,405
Methode Electronics, Inc.	1,260	28,791
Microvast Holdings, Inc.*	3,100	5,859
Miller Industries, Inc.	343	13,449
SES AI Corp.*	4,800	10,896
Solid Power, Inc.*	4,500	9,090
Standard Motor Products, Inc.	700	23,534
The Goodyear Tire & Rubber Co.*	9,395	116,780
The Shyft Group, Inc.	1,200	17,964
Titan International, Inc.*	1,800	24,174
Visteon Corp.*	1,000	138,070
XPEL, Inc.*	800	61,688
		1,092,608
Banks — 7.8%
1st Source Corp.	588	24,749
ACNB Corp.	300	9,483
Alerus Financial Corp.	600	10,908
Amalgamated Financial Corp.	600	10,332
Amerant Bancorp, Inc.	900	15,696
American National Bankshares, Inc.	400	15,176
Ameris Bancorp	2,312	88,758
Ames National Corp.	300	4,977
Arrow Financial Corp.	475	8,085

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Associated Banc-Corp.	5,200	$88,972
Atlantic Union Bankshares Corp.	2,607	75,029
BancFirst Corp.	720	62,446
Bank First Corp.	300	23,145
Bank of Hawaii Corp.	1,300	64,597
Bank of Marin Bancorp	480	8,774
Bank7 Corp.	200	4,502
BankUnited, Inc.	2,500	56,750
Bankwell Financial Group, Inc.	200	4,854
Banner Corp.	1,200	50,856
Bar Harbor Bankshares	597	14,107
BayCom Corp.	400	7,684
BCB Bancorp, Inc.	500	5,570
Blue Foundry Bancorp*	900	7,533
Blue Ridge Bankshares, Inc.	700	3,164
Bridgewater Bancshares Inc.*	700	6,636
Burke & Herbert Financial Services Corp.	200	9,293
Business First Bancshares, Inc.	800	15,008
Byline Bancorp, Inc.	900	17,739
C&F Financial Corp.	100	5,360
Cadence Bank	6,083	129,081
Cambridge Bancorp	200	12,458
Camden National Corp.	539	15,211
Capital Bancorp, Inc.	200	3,826
Capital City Bank Group, Inc.	469	13,990
Capstar Financial Holdings, Inc.	600	8,514
Carter Bankshares, Inc.*	800	10,024
Cathay General Bancorp	2,350	81,686
Central Pacific Financial Corp.	900	15,012
Central Valley Community Bancorp	400	5,644
Chemung Financial Corp.	100	3,961
ChoiceOne Financial Services, Inc.	300	5,892
Citizens & Northern Corp.	556	9,758
Citizens Financial Services, Inc.	100	4,792
City Holding Co.	500	45,175
Civista Bancshares, Inc.	600	9,300
CNB Financial Corp.	774	14,017
Coastal Financial Corp.*	400	17,164
Codorus Valley Bancorp, Inc.	400	7,456
Colony Bankcorp, Inc.	500	4,998
Community Bank System, Inc.	1,737	73,319
Community Trust Bancorp, Inc.	583	19,974
ConnectOne Bancorp, Inc.	1,360	24,249
CrossFirst Bankshares, Inc.*	1,500	15,135
Customers Bancorp, Inc.*	980	33,761
CVB Financial Corp.	4,592	76,089
Dime Community Bancshares, Inc.	1,109	22,136
Eagle Bancorp, Inc.	1,073	23,016
Eastern Bankshares, Inc.	5,200	65,208
Enterprise Bancorp, Inc.	313	8,570
Enterprise Financial Services Corp.	1,280	48,000
Equity Bancshares, Inc., Class A	500	12,035
Esquire Financial Holdings, Inc.	200	9,138
Evans Bancorp, Inc.	200	5,360
	Number of Shares	Value†

Banks — (continued)
Farmers & Merchants Bancorp, Inc.	400	$7,012
Farmers National Banc Corp.	1,100	12,716
FB Financial Corp.	1,086	30,799
Fidelity D&D Bancorp, Inc.	200	9,080
Financial Institutions, Inc.	440	7,405
First Bancorp	1,324	37,257
First Bancorp	5,900	79,414
First Bank	400	4,312
First Busey Corp.	1,713	32,924
First Business Financial Services, Inc.	300	9,003
First Commonwealth Financial Corp.	3,421	41,770
First Community Bankshares, Inc.	626	18,436
First Community Corp.	300	5,181
First Financial Bancorp	3,282	64,327
First Financial Bankshares, Inc.	4,404	110,628
First Financial Corp.	380	12,848
First Foundation, Inc.	1,800	10,944
First Interstate BancSystem, Inc., Class A	2,787	69,508
First Merchants Corp.	2,030	56,475
First Mid Bancshares, Inc.	700	18,592
Five Star Bancorp	500	10,030
Fulton Financial Corp.	5,403	65,430
FVCBankcorp, Inc.*	500	6,405
German American Bancorp, Inc.	838	22,701
Glacier Bancorp, Inc.	3,699	105,421
Great Southern Bancorp, Inc.	271	12,986
Guaranty Bancshares, Inc.	330	9,468
Hancock Whitney Corp.	2,978	110,156
Hanmi Financial Corp.	1,113	18,064
HarborOne Bancorp, Inc.	1,577	15,013
HBT Financial, Inc.	400	7,296
Heartland Financial USA, Inc.	1,417	41,702
Heritage Commerce Corp.	1,900	16,093
Heritage Financial Corp.	1,230	20,061
Hilltop Holdings, Inc.	1,542	43,731
Home BancShares, Inc.	6,435	134,749
HomeStreet, Inc.	600	4,674
Hope Bancorp, Inc.	4,067	35,993
Horizon Bancorp, Inc.	1,350	14,418
Independent Bank Corp.	1,460	71,671
Independent Bank Corp.	800	14,672
Independent Bank Group, Inc.	1,250	49,438
International Bancshares Corp.	1,825	79,096
John Marshall Bancorp, Inc.	400	7,140
Kearny Financial Corp.	1,645	11,400
Lakeland Bancorp, Inc.	2,111	26,641
Lakeland Financial Corp.	891	42,287
LCNB Corp.	400	5,708
Live Oak Bancshares, Inc.	1,200	34,740
Luther Burbank Corp.	400	3,360
Macatawa Bank Corp.	800	7,168
MainStreet Bancshares, Inc.	300	6,162
Mercantile Bank Corp.	500	15,455
Merchants Bancorp	600	16,632

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Metrocity Bankshares, Inc.	600	$11,808
Metropolitan Bank Holding Corp.*	400	14,512
Mid Penn Bancorp, Inc.	400	8,052
Middlefield Banc Corp.	300	7,623
Midland States Bancorp, Inc.	700	14,378
MidWestOne Financial Group, Inc.	400	8,132
MVB Financial Corp.	400	9,032
National Bank Holdings Corp., Class A	1,300	38,688
National Bankshares, Inc.	200	5,008
NBT Bancorp, Inc.	1,469	46,553
NewtekOne, Inc.	900	13,275
Nicolet Bankshares, Inc.	400	27,912
Northeast Bank	200	8,820
Northeast Community Bancorp, Inc.	500	7,380
Northrim BanCorp, Inc.	200	7,924
Norwood Financial Corp.	300	7,728
Oak Valley Bancorp	300	7,524
OFG Bancorp	1,610	48,075
Old National Bancorp	9,857	143,321
Old Second Bancorp, Inc.	1,400	19,054
Orange County Bancorp, Inc.	200	8,634
Origin Bancorp, Inc.	1,000	28,870
Orrstown Financial Services, Inc.	400	8,404
PacWest Bancorp	4,300	34,013
Park National Corp.	486	45,937
Parke Bancorp, Inc.	300	4,887
Pathward Financial, Inc.	900	41,481
PCB Bancorp	400	6,180
Peapack-Gladstone Financial Corp.	636	16,313
Penns Woods Bancorp, Inc.	300	6,324
Peoples Bancorp, Inc.	1,091	27,690
Peoples Financial Services Corp.	200	8,020
Pioneer Bancorp, Inc.*	500	4,270
Plumas Bancorp	200	6,828
Ponce Financial Group, Inc.*	800	6,256
Preferred Bank	400	24,900
Premier Financial Corp.	1,131	19,295
Primis Financial Corp.	500	4,075
Princeton Bancorp, Inc.	200	5,798
QCR Holdings, Inc.	600	29,112
RBB Bancorp	400	5,112
Red River Bancshares, Inc.	200	9,192
Renasant Corp.	1,835	48,059
Republic Bancorp, Inc., Class A	287	12,642
S&T Bancorp, Inc.	1,381	37,397
Sandy Spring Bancorp, Inc.	1,450	31,074
Seacoast Banking Corp of Florida	2,796	61,400
ServisFirst Bancshares, Inc.	1,700	88,689
Shore Bancshares, Inc.	1,065	11,204
Sierra Bancorp	412	7,812
Simmons First National Corp., Class A	4,196	71,164
SmartFinancial, Inc.	600	12,822
South Plains Financial, Inc.	400	10,576
Southern First Bancshares, Inc.*	300	8,082
Southern States Bancshares, Inc.	300	6,777
	Number of Shares	Value†

Banks — (continued)
Southside Bancshares, Inc.	971	$27,868
SouthState Corp.	2,527	170,219
Stellar Bancorp, Inc.	1,692	36,073
Sterling Bancorp, Inc.*	600	3,504
Stock Yards Bancorp, Inc.	967	37,993
Summit Financial Group, Inc.	402	9,061
Texas Capital Bancshares, Inc.*	1,600	94,240
The Bancorp, Inc.*	1,812	62,514
The Bank of NT Butterfield & Son Ltd.	1,600	43,328
The First Bancorp, Inc.	234	5,499
The First Bancshares, Inc.	1,000	26,970
The First of Long Island Corp.	689	7,930
Third Coast Bancshares, Inc.*	500	8,550
Tompkins Financial Corp.	458	22,437
Towne Bank	2,477	56,798
TriCo Bancshares	1,098	35,169
Triumph Financial, Inc.*	700	45,353
TrustCo Bank Corp.	650	17,739
Trustmark Corp.	2,030	44,112
UMB Financial Corp.	1,481	91,896
United Bankshares, Inc.	4,360	120,292
United Community Banks, Inc.	3,871	98,362
Unity Bancorp, Inc.	200	4,686
Univest Financial Corp.	987	17,154
USCB Financial Holdings, Inc.*	400	4,204
Valley National Bancorp	14,483	123,974
Veritex Holdings, Inc.	1,853	33,261
Virginia National Bankshares Corp.	200	6,070
Walker & Dunlop, Inc.	1,106	82,109
Washington Trust Bancorp, Inc.	570	15,008
WesBanco, Inc.	2,030	49,573
West BanCorp, Inc.	478	7,796
Westamerica BanCorp	873	37,757
		5,960,311
Beverages — 0.4%
BRC, Inc., Class A*	800	2,872
Coca-Cola Consolidated, Inc.	165	104,993
MGP Ingredients, Inc.	500	52,740
National Beverage Corp.*	784	36,864
Primo Water Corp.	5,200	71,760
The Duckhorn Portfolio, Inc.*	1,600	16,416
The Vita Coco Co., Inc.*	900	23,436
Westrock Coffee Co.*	1,100	9,746
Zevia PBC, Class A*	1,100	2,442
		321,269
Biotechnology — 6.5%
2seventy bio, Inc.*	1,433	5,617
4D Molecular Therapeutics, Inc.*	1,500	19,095
89bio, Inc.*	2,200	33,968
Aadi Bioscience, Inc.*	500	2,420
ACADIA Pharmaceuticals, Inc.*	4,200	87,528
Acrivon Therapeutics, Inc.*	400	3,824
Actinium Pharmaceuticals, Inc.*	1,000	5,920
Adicet Bio, Inc.*	900	1,233

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
ADMA Biologics, Inc.*	7,400	$26,492
Aerovate Therapeutics, Inc.*	300	4,071
Agenus, Inc.*	10,100	11,413
Akero Therapeutics, Inc.*	1,700	85,986
Aldeyra Therapeutics, Inc.*	1,800	12,024
Allakos, Inc.*	2,533	5,750
Allogene Therapeutics, Inc.*	2,800	8,876
Allovir, Inc.*	1,000	2,150
Alpine Immune Sciences, Inc.*	1,200	13,740
Altimmune, Inc.*	1,900	4,940
ALX Oncology Holdings, Inc.*	600	2,880
Amicus Therapeutics, Inc.*	9,400	114,304
AnaptysBio, Inc.*	500	8,980
Anavex Life Sciences Corp.*	2,500	16,375
ANI Pharmaceuticals, Inc.*	500	29,030
Annexon, Inc.*	1,800	4,248
Apogee Therapeutics, Inc.*	700	14,910
Arbutus Biopharma Corp.*	4,800	9,744
Arcellx, Inc.*	1,300	46,644
Arcturus Therapeutics Holdings, Inc.*	700	17,885
Arcus Biosciences, Inc.*	1,800	32,310
Arcutis Biotherapeutics, Inc.*	1,500	7,965
Ardelyx, Inc.*	7,700	31,416
Arrowhead Pharmaceuticals, Inc.*	3,400	91,358
ARS Pharmaceuticals, Inc.*	1,000	3,780
Astria Therapeutics, Inc.*	1,000	7,460
Atara Biotherapeutics, Inc.*	2,928	4,334
Atea Pharmaceuticals, Inc.*	2,800	8,400
Aura Biosciences, Inc.*	800	7,176
Aurinia Pharmaceuticals, Inc.*	4,500	34,965
Avid Bioservices, Inc.*	2,100	19,824
Avidity Biosciences, Inc.*	2,300	14,674
Axsome Therapeutics, Inc.*	1,200	83,868
Beam Therapeutics, Inc.*	2,400	57,720
BioAtla, Inc.*	1,800	3,060
BioCryst Pharmaceuticals, Inc.*	6,500	46,020
Biohaven Ltd.*	1,961	51,006
Biomea Fusion, Inc.*	700	9,632
Bluebird Bio, Inc.*	4,200	12,768
Blueprint Medicines Corp.*	2,100	105,462
Bridgebio Pharma, Inc.*	3,955	104,293
Cabaletta Bio, Inc.*	1,000	15,220
Cara Therapeutics, Inc.*	1,500	2,520
Caribou Biosciences, Inc.*	2,000	9,560
Carisma Therapeutics, Inc.	1,000	4,230
Cassava Sciences, Inc.*	1,400	23,296
Celcuity, Inc.*	700	6,398
Celldex Therapeutics, Inc.*	1,600	44,032
Century Therapeutics, Inc.*	800	1,600
Cerevel Therapeutics Holdings, Inc.*	2,200	48,026
Cogent Biosciences, Inc.*	2,900	28,275
Compass Therapeutics, Inc.*	3,500	6,895
Crinetics Pharmaceuticals, Inc.*	2,200	65,428
Cue Biopharma, Inc.*	1,400	3,220
Cullinan Oncology, Inc.*	600	5,430
	Number of Shares	Value†

Biotechnology — (continued)
Cymabay Therapeutics, Inc.*	3,100	$46,221
Cytek Biosciences, Inc.*	4,000	22,080
Cytokinetics, Inc.*	3,100	91,326
Day One Biopharmaceuticals, Inc.*	2,300	28,221
Deciphera Pharmaceuticals, Inc.*	1,700	21,624
Denali Therapeutics, Inc.*	3,900	80,457
Design Therapeutics, Inc.*	1,300	3,068
Disc Medicine, Inc.*	300	14,094
Dynavax Technologies Corp.*	4,420	65,284
Dyne Therapeutics, Inc.*	1,600	14,336
Edgewise Therapeutics, Inc.*	1,300	7,449
Editas Medicine, Inc.*	2,500	19,500
Emergent BioSolutions, Inc.*	1,758	5,977
Entrada Therapeutics, Inc.*	800	12,640
EQRx, Inc.*	11,700	25,974
Erasca, Inc.*	2,400	4,728
Evolus, Inc.*	1,200	10,968
EyePoint Pharmaceuticals, Inc.*	900	7,191
Fate Therapeutics, Inc.*	2,900	6,148
FibroGen, Inc.*	3,200	2,761
Genelux Corp.*	600	14,694
Generation Bio Co.*	1,300	4,927
Geron Corp.*	16,340	34,641
Graphite Bio, Inc.*	1,300	3,224
Guardant Health, Inc.*	3,700	109,668
Halozyme Therapeutics, Inc.*	4,389	167,660
Harvard Bioscience, Inc.*	1,500	6,450
HilleVax, Inc.*	800	10,760
Humacyte, Inc.*	2,700	7,911
Icosavax, Inc.*	900	6,975
Ideaya Biosciences, Inc.*	1,900	51,262
IGM Biosciences, Inc.*	300	2,505
Ikena Oncology, Inc.*	900	3,897
ImmunityBio, Inc.*	3,200	5,408
ImmunoGen, Inc.*	8,163	129,547
Immunovant, Inc.*	1,900	72,941
Inhibrx, Inc.*	1,200	22,020
Innoviva, Inc.*	2,100	27,279
Inozyme Pharma, Inc.*	1,300	5,460
Insmed, Inc.*	4,400	111,100
Intellia Therapeutics, Inc.*	2,948	93,216
Intercept Pharmaceuticals, Inc.*	1,484	27,513
Intra-Cellular Therapies, Inc.*	3,100	161,479
Iovance Biotherapeutics, Inc.*	7,400	33,670
iTeos Therapeutics, Inc.*	700	7,665
Janux Therapeutics, Inc.*	700	7,056
Karyopharm Therapeutics, Inc.*	2,500	3,350
Keros Therapeutics, Inc.*	700	22,316
Kezar Life Sciences, Inc.*	1,800	2,142
Kiniksa Pharmaceuticals Ltd., Class A*	1,000	17,370
Kodiak Sciences, Inc.*	1,100	1,980
Krystal Biotech, Inc.*	700	81,200
Kymera Therapeutics, Inc.*	1,400	19,460
Larimar Therapeutics, Inc.*	1,100	4,345
Lexicon Pharmaceuticals, Inc.*	2,560	2,790

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Ligand Pharmaceuticals, Inc.*	599	$35,892
Lineage Cell Therapeutics, Inc.*	5,100	6,018
Liquidia Corp.*	1,600	10,144
MacroGenics, Inc.*	1,900	8,854
MeiraGTx Holdings PLC*	1,100	5,401
Merrimack Pharmaceuticals, Inc.*	400	4,932
Mersana Therapeutics, Inc.*	3,400	4,318
Mineralys Therapeutics, Inc.*	400	3,804
Monte Rosa Therapeutics, Inc.*	1,100	5,269
Myriad Genetics, Inc.*	2,700	43,308
NeoGenomics, Inc.*	4,400	54,120
NGM Biopharmaceuticals, Inc.*	1,200	1,284
Nkarta, Inc.*	1,200	1,668
Novavax, Inc.*	3,200	23,168
Nurix Therapeutics, Inc.*	1,600	12,576
Nuvalent, Inc., Class A*	800	36,776
Nuvation Bio, Inc.*	3,800	5,092
Olema Pharmaceuticals, Inc.*	1,000	12,350
Omega Therapeutics, Inc.*	1,000	2,150
Omeros Corp.*	2,300	6,716
Organogenesis Holdings, Inc.*	2,500	7,950
Ovid therapeutics, Inc.*	2,300	8,832
PDS Biotechnology Corp.*	1,100	5,555
PepGen, Inc.*	600	3,048
Phathom Pharmaceuticals, Inc.*	700	7,259
Pliant Therapeutics, Inc.*	2,000	34,680
Point Biopharma Global, Inc.*	3,200	21,344
Poseida Therapeutics, Inc.*	2,800	6,664
Precigen, Inc.*	3,300	4,686
Prime Medicine, Inc.*	1,500	14,310
ProKidney Corp.*	1,500	6,870
Protalix BioTherapeutics, Inc.*	2,300	3,818
Prothena Corp. PLC*	1,400	67,550
PTC Therapeutics, Inc.*	2,400	53,784
Rallybio Corp.*	1,400	4,718
RAPT Therapeutics, Inc.*	1,000	16,620
Recursion Pharmaceuticals, Inc., Class A*	4,700	35,955
REGENXBIO, Inc.*	1,400	23,044
Relay Therapeutics, Inc.*	3,000	25,230
Replimune Group, Inc.*	1,300	22,243
REVOLUTION Medicines, Inc.*	3,400	94,112
Rigel Pharmaceuticals, Inc.*	6,290	6,793
Rocket Pharmaceuticals, Inc.*	1,900	38,931
Sage Therapeutics, Inc.*	1,800	37,044
Sana Biotechnology, Inc.*	2,800	10,836
Sangamo Therapeutics, Inc.*	4,103	2,461
Savara, Inc.*	3,000	11,340
Scholar Rock Holding Corp.*	1,100	7,810
Scilex Holding Co.*	1,931	2,703
Seer, Inc.*	2,000	4,420
Selecta Biosciences, Inc.*	4,800	5,088
SpringWorks Therapeutics, Inc.*	1,900	43,928
Stoke Therapeutics, Inc.*	700	2,758
Sutro Biopharma, Inc.*	2,134	7,405
	Number of Shares	Value†

Biotechnology — (continued)
Syndax Pharmaceuticals, Inc.*	2,200	$31,944
Tango Therapeutics, Inc.*	1,500	16,890
Tarsus Pharmaceuticals, Inc.*	700	12,439
Tela Bio, Inc.*	600	4,800
Tenaya Therapeutics, Inc.*	1,900	4,845
Terns Pharmaceuticals, Inc.*	1,600	8,048
TG Therapeutics, Inc.*	4,700	39,292
Theravance Biopharma, Inc.*	2,200	18,986
Theseus Pharmaceuticals, Inc.*	500	1,345
Third Harmonic Bio, Inc.*	900	5,751
Travere Therapeutics, Inc.*	2,300	20,562
Twist Bioscience Corp.*	1,888	38,251
Tyra Biosciences, Inc.*	500	6,885
UroGen Pharma Ltd.*	600	8,406
Vaxxinity, Inc., Class A*	1,900	2,603
Ventyx Biosciences, Inc.*	1,500	52,095
Vera Therapeutics, Inc.*	1,200	16,452
Veracyte, Inc.*	2,500	55,825
Vericel Corp.*	1,600	53,632
Verve Therapeutics, Inc.*	1,600	21,216
Vigil Neuroscience, Inc.*	700	3,773
Viking Therapeutics, Inc.*	3,400	37,638
Vir Biotechnology, Inc.*	3,000	28,110
Viridian Therapeutics, Inc.*	1,400	21,476
Vor BioPharma, Inc.*	1,500	3,180
WaVe Life Sciences Ltd.*	2,300	13,225
X4 Pharmaceuticals, Inc.*	4,800	5,232
Xencor, Inc.*	1,900	38,285
XOMA Corp.*	300	4,227
Zentalis Pharmaceuticals, Inc.*	2,100	42,126
Zevra Therapeutics, Inc.*	1,400	6,748
Zura Bio Ltd.*	300	1,980
Zymeworks, Inc.*	2,000	12,680
		4,948,172
Building Materials — 2.1%
AAON, Inc.	2,277	129,493
American Woodmark Corp.*	569	43,022
Apogee Enterprises, Inc.	743	34,980
Aspen Aerogels, Inc.*	2,100	18,060
Boise Cascade Co.	1,300	133,952
Gibraltar Industries, Inc.*	1,001	67,578
Griffon Corp.	1,456	57,760
JELD-WEN Holding, Inc.*	2,700	36,072
Knife River Corp.*	1,900	92,777
LSI Industries, Inc.	1,000	15,880
Masonite International Corp.*	800	74,576
Masterbrand, Inc.*	4,300	52,245
Modine Manufacturing Co.*	1,677	76,723
PGT Innovations, Inc.*	2,000	55,500
Simpson Manufacturing Co., Inc.	1,440	215,726
SmartRent, Inc.*	6,700	17,487
SPX Technologies, Inc.*	1,500	122,100
Summit Materials, Inc., Class A*	3,974	123,750

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — (continued)
UFP Industries, Inc.	2,049	$209,818
		1,577,499
Chemicals — 1.9%
AdvanSix, Inc.	900	27,972
American Vanguard Corp.	778	8,504
Avient Corp.	3,055	107,903
Balchem Corp.	1,071	132,847
Cabot Corp.	1,900	131,613
Codexis, Inc.*	2,000	3,780
Danimer Scientific, Inc.*	3,200	6,624
Ecovyst, Inc.*	3,000	29,520
H.B. Fuller Co.	1,780	122,126
Hawkins, Inc.	598	35,192
Ingevity Corp.*	1,200	57,132
Innospec, Inc.	800	81,760
Intrepid Potash, Inc.*	370	9,309
Koppers Holdings, Inc.	620	24,521
Kronos Worldwide, Inc.	900	6,975
Lightwave Logic, Inc.*	3,700	16,539
Livent Corp.*	6,000	110,460
Mativ Holdings, Inc.	1,955	27,878
Minerals Technologies, Inc.	1,128	61,769
Oil-Dri Corp of America	200	12,350
Origin Materials, Inc.*	3,500	4,480
Orion S.A.	1,900	40,432
Perimeter Solutions S.A.*	5,700	25,878
Quaker Chemical Corp.	472	75,520
Rayonier Advanced Materials, Inc.*	1,900	6,726
Rogers Corp.*	577	75,858
Sensient Technologies Corp.	1,458	85,264
Stepan Co.	735	55,103
Terawulf, Inc.*	6,000	7,560
Trinseo PLC	1,200	9,804
Tronox Holdings PLC	4,000	53,760
Valhi, Inc.	100	1,326
		1,456,485
Coal — 0.8%
Alpha Metallurgical Resources, Inc.	432	112,203
Arch Resources, Inc.	610	104,103
CONSOL Energy, Inc.	1,100	115,401
Hallador Energy Co.*	900	12,978
NACCO Industries, Inc., Class A	100	3,507
Peabody Energy Corp.	4,200	109,158
Ramaco Resources, Inc., Class A	700	7,693
Ramaco Resources, Inc., Class B	140	1,670
SunCoke Energy, Inc.	2,641	26,806
Warrior Met Coal, Inc.	1,700	86,836
		580,355
Commercial Services — 5.7%
2U, Inc.*	2,900	7,163
ABM Industries, Inc.	2,239	89,582
Acacia Research Corp.*	1,500	5,475
Adtalem Global Education, Inc.*	1,500	64,275
	Number of Shares	Value†

Commercial Services — (continued)
AirSculpt Technologies, Inc.*	300	$2,052
Alarm.com Holdings, Inc.*	1,600	97,824
Alight, Inc., Class A*	13,300	94,297
Alta Equipment Group, Inc.	700	8,442
AMN Healthcare Services, Inc.*	1,309	111,501
API Group Corp.*	7,000	181,510
Arlo Technologies, Inc.*	3,033	31,240
ASGN, Inc.*	1,613	131,750
Bakkt Holdings, Inc.*	1,900	2,223
Barrett Business Services, Inc.	242	21,838
BrightView Holdings, Inc.*	1,415	10,966
Carriage Services, Inc.	500	14,125
Cass Information Systems, Inc.	498	18,551
CBIZ, Inc.*	1,640	85,116
Chegg, Inc.*	3,800	33,896
Cimpress PLC*	619	43,336
Cipher Mining, Inc.*	2,100	4,893
CompoSecure, Inc.*	700	4,515
CoreCivic, Inc.*	3,800	42,750
CorVel Corp.*	299	58,798
Coursera, Inc.*	4,300	80,367
CPI Card Group, Inc.*	200	3,704
CRA International, Inc.	274	27,608
Cross Country Healthcare, Inc.*	1,084	26,872
Custom Truck One Source, Inc.*	2,100	13,020
Deluxe Corp.	1,507	28,467
Distribution Solutions Group, Inc.*	242	6,292
Ennis, Inc.	858	18,207
European Wax Center, Inc., Class A*	1,000	16,200
EVERTEC, Inc.	2,239	83,246
First Advantage Corp.	1,700	23,443
FiscalNote Holdings, Inc.*	2,500	5,200
Flywire Corp.*	3,200	102,048
Forrester Research, Inc.*	375	10,838
Franklin Covey Co.*	397	17,039
Graham Holdings Co., Class B	120	69,960
Green Dot Corp., Class A*	1,440	20,059
Healthcare Services Group, Inc.	2,580	26,909
Heidrick & Struggles International, Inc.	569	14,236
Herc Holdings, Inc.	946	112,517
HireQuest, Inc.	200	3,086
Huron Consulting Group, Inc.*	628	65,412
I3 Verticals, Inc., Class A*	800	16,912
ICF International, Inc.	648	78,285
Information Services Group, Inc.	1,200	5,256
Insperity, Inc.	1,220	119,072
John Wiley & Sons, Inc., Class A	1,500	55,755
Kelly Services, Inc., Class A	1,114	20,264
Kforce, Inc.	686	40,927
Korn Ferry	1,790	84,918
Laureate Education, Inc., Class A	4,600	64,860
Legalzoom.com, Inc.*	3,700	40,478
Lincoln Educational Services Corp.*	1,000	8,450
LiveRamp Holdings, Inc.*	2,167	62,496
Marathon Digital Holdings, Inc.*	5,600	47,600

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
MarketWise, Inc.	1,500	$2,400
Marqeta, Inc., Class A*	16,400	98,072
Matthews International Corp., Class A	1,005	39,105
Medifast, Inc.	376	28,144
Monro, Inc.	1,037	28,798
Multiplan Corp.*	12,800	21,504
National Research Corp.	487	21,608
Payoneer Global, Inc.*	8,600	52,632
Paysafe Ltd.*	917	10,995
Perdoceo Education Corp.	2,300	39,330
Performant Financial Corp.*	2,600	5,876
Priority Technology Holdings, Inc.*	600	1,944
PROG Holdings, Inc.*	1,567	52,040
Progyny, Inc.*	2,600	88,452
Quad/Graphics, Inc.*	1,100	5,533
Remitly Global, Inc.*	4,400	110,968
Rent the Runway, Inc., Class A*	2,000	1,361
Repay Holdings Corp.*	2,500	18,975
Resources Connection, Inc.	1,222	18,220
Riot Platforms, Inc.*	6,000	55,980
Sabre Corp.*	11,400	51,186
SEACOR Marine Holdings, Inc.*	900	12,492
SoundThinking, Inc.*	300	5,370
SP Plus Corp.*	593	21,407
Sterling Check Corp.*	900	11,358
StoneCo Ltd., Class A*	9,700	103,499
Strategic Education, Inc.	751	56,513
Stride, Inc.*	1,452	65,384
Target Hospitality Corp.*	1,100	17,468
Textainer Group Holdings Ltd.	1,412	52,597
The Aaron's Co., Inc.	1,100	11,517
The Brink's Co.	1,510	109,686
The GEO Group, Inc.*	4,252	34,781
The Hackett Group, Inc.	816	19,249
Transcat, Inc.*	300	29,391
TriNet Group, Inc.*	1,289	150,143
Triton International Ltd.	1,893	155,728
TrueBlue, Inc.*	1,076	15,785
Udemy, Inc.*	3,100	29,450
Universal Technical Institute, Inc.*	1,100	9,218
Upbound Group, Inc.	1,953	57,516
V2X, Inc.*	400	20,664
Viad Corp.*	671	17,580
Willdan Group, Inc.*	300	6,129
WW International, Inc.*	1,700	18,819
ZipRecruiter, Inc., Class A*	2,300	27,577
		4,398,565
Computers — 2.4%
3D Systems Corp.*	4,000	19,640
Cantaloupe, Inc.*	2,000	12,500
Conduent, Inc.*	5,800	20,184
Corsair Gaming, Inc.*	1,400	20,342
Cricut, Inc., Class A	1,700	15,793
Desktop Metal, Inc., Class A*	9,584	13,993
	Number of Shares	Value†

Computers — (continued)
ExlService Holdings, Inc.*	5,416	$151,865
Grid Dynamics Holdings, Inc.*	1,700	20,706
Insight Enterprises, Inc.*	943	137,206
Integral Ad Science Holding Corp.*	1,800	21,402
Maximus, Inc.	2,038	152,198
Mitek Systems, Inc.*	1,500	16,080
NetScout Systems, Inc.*	2,365	66,267
NextNav, Inc.*	1,600	8,224
OneSpan, Inc.*	1,528	16,426
PAR Technology Corp.*	900	34,686
Parsons Corp.*	1,400	76,090
PlayAGS, Inc.*	1,500	9,780
Qualys, Inc.*	1,247	190,230
Rapid7, Inc.*	2,000	91,560
Rimini Street, Inc.*	1,800	3,960
Super Micro Computer, Inc.*	1,559	427,509
System1, Inc.*	1,100	1,331
Tenable Holdings, Inc.*	3,800	170,240
Thoughtworks Holding, Inc.*	3,400	13,872
Tingo Group, Inc.*	5,000	5,125
TTEC Holdings, Inc.	607	15,916
Unisys Corp.*	2,324	8,018
Varonis Systems, Inc.*	3,634	110,982
Velo3D, Inc.*	1,800	2,808
Vuzix Corp.*	2,000	7,260
		1,862,193
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.	1,800	66,528
elf Beauty, Inc.*	1,800	197,694
Inter Parfums, Inc.	624	83,828
The Beauty Health Co.*	2,900	17,458
Waldencast PLC, Class A*	800	7,536
		373,044
Distribution & Wholesale — 0.7%
A-Mark Precious Metals, Inc.	600	17,598
EVI Industries, Inc.*	200	4,964
G-III Apparel Group Ltd.*	1,508	37,579
Global Industrial Co.	462	15,477
H&E Equipment Services, Inc.	1,059	45,738
Hudson Technologies, Inc.*	1,400	18,620
MRC Global, Inc.*	2,900	29,725
OPENLANE, Inc.*	3,600	53,712
Resideo Technologies, Inc.*	5,000	79,000
Rush Enterprises, Inc., Class A	2,103	85,866
Rush Enterprises, Inc., Class B	225	10,190
ScanSource, Inc.*	881	26,703
ThredUp, Inc., Class A*	1,900	7,619
Titan Machinery, Inc.*	723	19,217
Veritiv Corp.	400	67,560
VSE Corp.	508	25,624
		545,192
Diversified Financial Services — 2.6%
AlTi Global, Inc.*	900	6,264

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Applied Digital Corp.*	2,400	$14,976
Artisan Partners Asset Management, Inc., Class A	2,100	78,582
AssetMark Financial Holdings, Inc.*	800	20,064
Atlanticus Holdings Corp.*	200	6,062
Avantax, Inc.*	1,296	33,152
B Riley Financial, Inc.	600	24,594
BGC Group, Inc., Class A	10,400	54,912
Bit Digital, Inc.*	2,800	5,992
Bread Financial Holdings, Inc.	1,700	58,140
Brightsphere Investment Group, Inc.	1,126	21,833
Brookfield Business Corp., Class A	800	14,464
Calamos Asset Management, Inc., Class A(1),*	469	0
Cohen & Steers, Inc.	917	57,487
Columbia Financial, Inc.*	1,100	17,281
Consumer Portfolio Services, Inc.*	500	4,535
Diamond Hill Investment Group, Inc.	107	18,037
Enact Holdings, Inc.	1,000	27,230
Encore Capital Group, Inc.*	797	38,065
Enova International, Inc.*	1,013	51,531
Federal Agricultural Mortgage Corp., Class C	300	46,290
Finance Of America Cos., Inc., Class A*	1,300	1,664
First Western Financial, Inc.*	300	5,445
Forge Global Holdings, Inc.*	4,300	8,729
FTAI Aviation Ltd.	3,300	117,315
GCM Grosvenor, Inc., Class A	1,200	9,312
Hamilton Lane, Inc., Class A	1,200	108,528
International Money Express, Inc.*	900	15,237
LendingClub Corp.*	3,560	21,716
LendingTree, Inc.*	377	5,843
Moelis & Co., Class A	2,200	99,286
Mr. Cooper Group, Inc.*	2,192	117,403
Navient Corp.	3,100	53,382
Nelnet, Inc., Class A	499	44,571
NerdWallet, Inc., Class A*	900	8,001
Ocwen Financial Corp.*	200	5,176
Pagseguro Digital Ltd., Class A*	6,600	56,826
Paysign, Inc.*	1,500	2,925
PennyMac Financial Services, Inc.	900	59,940
Perella Weinberg Partners	1,500	15,270
Piper Sandler Cos.	599	87,041
PJT Partners, Inc., Class A	800	63,552
PRA Group, Inc.*	1,348	25,895
Radian Group, Inc.	5,303	133,158
Regional Management Corp.	300	8,304
Sculptor Capital Management, Inc.	800	9,280
Security National Financial Corp., Class A*	525	4,116
Silvercrest Asset Management Group, Inc., Class A	300	4,761
StepStone Group, Inc., Class A	1,800	56,844
StoneX Group, Inc.*	593	57,473
Upstart Holdings, Inc.*	2,400	68,496
	Number of Shares	Value†

Diversified Financial Services — (continued)
Velocity Financial, Inc.*	400	$4,520
Victory Capital Holdings, Inc., Class A	1,000	33,340
Virtus Investment Partners, Inc.	236	47,670
WisdomTree, Inc.	4,900	34,300
World Acceptance Corp.*	111	14,104
		2,008,914
Electric — 1.4%
ALLETE, Inc.	1,951	103,013
Altus Power, Inc.*	2,000	10,500
Ameresco, Inc., Class A*	1,100	42,416
Avista Corp.	2,639	85,424
Black Hills Corp.	2,248	113,726
FTC Solar, Inc.*	1,600	2,048
Genie Energy Ltd., Class B	800	11,784
MGE Energy, Inc.	1,242	85,089
Northwestern Energy Group, Inc.	2,080	99,965
Ormat Technologies, Inc.	1,800	125,856
Otter Tail Corp.	1,392	105,681
PNM Resources, Inc.	2,910	129,815
Portland General Electric Co.	3,256	131,803
Unitil Corp.	563	24,046
		1,071,166
Electrical Components & Equipment — 0.9%
Belden, Inc.	1,455	140,480
Blink Charging Co.*	1,800	5,508
Encore Wire Corp.	538	98,164
Energizer Holdings, Inc.	2,400	76,896
EnerSys	1,423	134,715
ESS Tech, Inc.*	2,600	4,888
Insteel Industries, Inc.	691	22,430
nLight, Inc.*	1,700	17,680
Novanta, Inc.*	1,200	172,128
Powell Industries, Inc.	329	27,274
		700,163
Electronics — 2.1%
Advanced Energy Industries, Inc.	1,293	133,334
Akoustis Technologies, Inc.*	2,000	1,506
Allient, Inc.	500	15,460
Atkore, Inc.*	1,300	193,947
Atmus Filtration Technologies, Inc.*	600	12,510
Badger Meter, Inc.	986	141,856
Bel Fuse, Inc., Class B	400	19,088
Benchmark Electronics, Inc.	1,113	27,001
Charge Enterprises, Inc.*	3,500	1,740
Comtech Telecommunications Corp.	952	8,330
CTS Corp.	1,063	44,370
Enovix Corp.*	4,600	57,730
ESCO Technologies, Inc.	834	87,103
Evolv Technologies Holdings, Inc.*	4,100	19,926
FARO Technologies, Inc.*	620	9,443
GoPro, Inc., Class A*	4,300	13,502
Itron, Inc.*	1,500	90,870
Kimball Electronics, Inc.*	733	20,070

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Knowles Corp.*	3,152	$46,681
Mesa Laboratories, Inc.	186	19,543
MicroVision, Inc.*	6,300	13,797
Mirion Technologies, Inc.*	6,500	48,555
Napco Security Technologies, Inc.	1,000	22,250
NEXTracker, Inc., Class A*	1,700	68,272
NVE Corp.	200	16,428
OSI Systems, Inc.*	557	65,748
Plexus Corp.*	903	83,961
Sanmina Corp.*	1,926	104,543
SKYX Platforms Corp.*	2,300	3,266
Stoneridge, Inc.*	873	17,521
TTM Technologies, Inc.*	3,429	44,166
Turtle Beach Corp.*	500	4,537
Vicor Corp.*	722	42,519
Vishay Intertechnology, Inc.	4,300	106,296
		1,605,869
Energy-Alternate Sources — 0.7%
Array Technologies, Inc.*	5,100	113,169
Cleanspark, Inc.*	4,300	16,383
Energy Vault Holdings, Inc.*	2,500	6,375
Eneti, Inc.	700	7,056
Enviva, Inc.	1,200	8,964
Eos Energy Enterprises, Inc.*	4,000	8,600
Fluence Energy, Inc.*	1,300	29,887
FuelCell Energy, Inc.*	14,600	18,688
FutureFuel Corp.	800	5,736
Gevo, Inc.*	6,400	7,616
Green Plains, Inc.*	1,967	59,206
Maxeon Solar Technologies Ltd.*	900	10,431
Montauk Renewables, Inc.*	2,100	19,131
REX American Resources Corp.*	576	23,455
Shoals Technologies Group, Inc., Class A*	5,700	104,025
Stem, Inc.*	5,000	21,200
Sunnova Energy International, Inc.*	3,500	36,645
SunPower Corp.*	2,800	17,276
TPI Composites, Inc.*	1,400	3,710
		517,553
Engineering & Construction — 1.7%
908 Devices, Inc.*	800	5,328
Arcosa, Inc.	1,600	115,040
Bowman Consulting Group Ltd.*	400	11,212
Comfort Systems USA, Inc.	1,188	202,447
Concrete Pumping Holdings, Inc.*	1,100	9,438
Construction Partners, Inc., Class A*	1,400	51,184
Dycom Industries, Inc.*	953	84,817
Exponent, Inc.	1,680	143,808
Fluor Corp.*	4,800	176,160
Frontdoor, Inc.*	2,700	82,593
Granite Construction, Inc.	1,433	54,483
Great Lakes Dredge & Dock Corp.*	2,351	18,737
IES Holdings, Inc.*	300	19,761
Iteris, Inc.*	1,700	7,038
	Number of Shares	Value†

Engineering & Construction — (continued)
Latham Group, Inc.*	1,500	$4,200
Limbach Holdings, Inc.*	200	6,346
Mistras Group, Inc.*	800	4,360
MYR Group, Inc.*	583	78,565
NV5 Global, Inc.*	454	43,688
Primoris Services Corp.	1,790	58,587
Sterling Infrastructure, Inc.*	1,000	73,480
Tutor Perini Corp.*	1,397	10,939
		1,262,211
Entertainment — 1.3%
Accel Entertainment, Inc.*	2,000	21,900
Atlanta Braves Holdings, Inc., Class A*	300	11,721
Atlanta Braves Holdings, Inc., Class C*	1,500	53,595
Bally's Corp.*	950	12,455
Cinemark Holdings, Inc.*	3,800	69,730
Everi Holdings, Inc.*	2,700	35,694
Golden Entertainment, Inc.	700	23,926
IMAX Corp.*	1,500	28,980
International Game Technology PLC	3,600	109,152
Light & Wonder, Inc.*	3,100	221,123
Lions Gate Entertainment Corp., Class A*	1,900	16,112
Lions Gate Entertainment Corp., Class B*	3,600	28,332
Loop Media, Inc.*	1,600	795
Madison Square Garden Entertainment Corp.*	1,537	50,583
Monarch Casino & Resort, Inc.	485	30,118
RCI Hospitality Holdings, Inc.	300	18,198
Red Rock Resorts, Inc., Class A	1,600	65,600
Reservoir Media, Inc.*	700	4,270
Rush Street Interactive, Inc.*	1,800	8,316
SeaWorld Entertainment, Inc.*	1,200	55,500
Six Flags Entertainment Corp.*	2,400	56,424
Sphere Entertainment Co.*	937	34,819
Super Group SGHC Ltd.*	5,000	18,450
		975,793
Environmental Control — 0.4%
374Water, Inc.*	2,400	2,976
Casella Waste Systems, Inc., Class A*	1,900	144,970
CECO Environmental Corp.*	1,100	17,567
Energy Recovery, Inc.*	1,800	38,178
Enviri Corp.*	2,500	18,050
Heritage-Crystal Clean, Inc.*	500	22,675
LanzaTech Global, Inc.*	900	4,203
Li-Cycle Holdings Corp.*	5,200	18,460
Montrose Environmental Group, Inc.*	1,000	29,260
Pure Cycle Corp.*	800	7,680
PureCycle Technologies, Inc.*	3,700	20,757
		324,776
Food — 1.5%
B&G Foods, Inc.	2,472	24,448
Beyond Meat, Inc.*	1,800	17,316

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Calavo Growers, Inc.	551	$13,902
Cal-Maine Foods, Inc.	1,346	65,174
HF Foods Group, Inc.*	1,300	5,161
Hostess Brands, Inc.*	4,400	146,564
Ingles Markets, Inc., Class A	504	37,966
J & J Snack Foods Corp.	502	82,152
John B Sanfilippo & Son, Inc.	300	29,640
Krispy Kreme, Inc.	2,900	36,163
Lancaster Colony Corp.	677	111,725
Mission Produce, Inc.*	1,400	13,552
Nathan's Famous, Inc.	100	7,066
Natural Grocers by Vitamin Cottage, Inc.	400	5,164
Seneca Foods Corp., Class A*	211	11,358
SpartanNash Co.	1,130	24,860
Sprouts Farmers Market, Inc.*	3,500	149,800
SunOpta, Inc.*	3,200	10,784
The Chefs' Warehouse, Inc.*	1,150	24,357
The Hain Celestial Group, Inc.*	3,200	33,184
The Simply Good Foods Co.*	3,000	103,560
TreeHouse Foods, Inc.*	1,800	78,444
United Natural Foods, Inc.*	2,000	28,280
Utz Brands, Inc.	2,300	30,889
Village Super Market, Inc., Class A	268	6,068
Weis Markets, Inc.	566	35,658
		1,133,235
Food Service — 0.1%
Sovos Brands, Inc.*	1,700	38,335
Forest Products & Paper — 0.1%
Glatfelter Corp.*	1,359	2,718
Sylvamo Corp.	1,200	52,728
		55,446
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	3,350	118,389
Chesapeake Utilities Corp.	582	56,891
New Jersey Resources Corp.	3,264	132,616
Northwest Natural Holding Co.	1,250	47,700
ONE Gas, Inc.	1,900	129,732
RGC Resources, Inc.	300	5,190
Southwest Gas Holdings, Inc.	2,068	124,928
Spire, Inc.	1,756	99,354
		714,800
Hand & Machine Tools — 0.4%
Cadre Holdings, Inc.	700	18,655
Enerpac Tool Group Corp.	1,906	50,376
Franklin Electric Co., Inc.	1,570	140,091
Kennametal, Inc.	2,700	67,176
Luxfer Holdings PLC	1,000	13,050
		289,348
Healthcare Products — 3.4%
Accuray, Inc.*	3,500	9,520
Adaptive Biotechnologies Corp.*	4,200	22,890
	Number of Shares	Value†

Healthcare Products — (continued)
Akoya Biosciences, Inc.*	700	$3,255
Alphatec Holdings, Inc.*	2,700	35,019
AngioDynamics, Inc.*	1,158	8,465
Artivion, Inc.*	1,399	21,209
AtriCure, Inc.*	1,600	70,080
Atrion Corp.	48	19,832
Avanos Medical, Inc.*	1,500	30,330
Avita Medical, Inc.*	900	13,149
Axogen, Inc.*	1,200	6,000
Axonics, Inc.*	1,700	95,404
BioLife Solutions, Inc.*	1,100	15,191
Butterfly Network, Inc.*	4,700	5,546
CareDx, Inc.*	1,700	11,900
Castle Biosciences, Inc.*	900	15,201
Cerus Corp.*	6,200	10,044
ClearPoint Neuro, Inc.*	900	4,509
CONMED Corp.	1,025	103,371
Cutera, Inc.*	600	3,612
CVRx, Inc.*	400	6,068
Embecta Corp.	1,800	27,090
Glaukos Corp.*	1,567	117,917
Haemonetics Corp.*	1,679	150,405
Inari Medical, Inc.*	1,800	117,720
InfuSystem Holdings, Inc.*	700	6,748
Inmode Ltd.*	2,600	79,196
Inogen, Inc.*	900	4,698
Integer Holdings Corp.*	1,109	86,979
iRadimed Corp.	200	8,874
iRhythm Technologies, Inc.*	1,025	96,616
KORU Medical Systems, Inc.*	1,400	3,780
Lantheus Holdings, Inc.*	2,306	160,221
LeMaitre Vascular, Inc.	700	38,136
LivaNova PLC*	1,800	95,184
MaxCyte, Inc.*	3,100	9,672
Merit Medical Systems, Inc.*	1,875	129,412
MiMedx Group, Inc.*	3,700	26,973
NanoString Technologies, Inc.*	1,500	2,580
Nautilus Biotechnology, Inc.*	1,600	5,056
Neogen Corp.*	7,338	136,046
Nevro Corp.*	1,257	24,160
OmniAb, Inc.*	2,479	12,866
Omnicell, Inc.*	1,500	67,560
OraSure Technologies, Inc.*	2,201	13,052
Orthofix Medical, Inc.*	1,287	16,551
OrthoPediatrics Corp.*	500	16,000
Pacific Biosciences of California, Inc.*	8,700	72,645
Paragon 28, Inc.*	1,300	16,315
Patterson Cos., Inc.	3,000	88,920
PROCEPT BioRobotics Corp.*	1,200	39,372
Pulmonx Corp.*	1,300	13,429
Pulse Biosciences, Inc.*	700	2,821
Quanterix Corp.*	1,200	32,568
Quantum-Si, Inc.*	3,000	4,980
RxSight, Inc.*	900	25,101
Sanara Medtech, Inc.*	100	3,113

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Semler Scientific, Inc.*	200	$5,074
SI-BONE, Inc.*	1,100	23,364
Silk Road Medical, Inc.*	1,300	19,487
SomaLogic, Inc.*	4,900	11,711
STAAR Surgical Co.*	1,617	64,971
Surmodics, Inc.*	473	15,179
Tactile Systems Technology, Inc.*	900	12,645
TransMedics Group, Inc.*	1,100	60,225
Treace Medical Concepts, Inc.*	1,600	20,976
UFP Technologies, Inc.*	226	36,488
Utah Medical Products, Inc.	100	8,600
Varex Imaging Corp.*	1,300	24,427
Vicarious Surgical, Inc.*	1,800	1,063
Zimvie, Inc.*	700	6,587
Zynex, Inc.*	660	5,280
		2,579,428
Healthcare Services — 1.3%
23andMe Holding Co., Class A*	8,800	8,604
Accolade, Inc.*	2,200	23,276
Addus HomeCare Corp.*	500	42,595
Agiliti, Inc.*	1,100	7,139
American Well Corp., Class A*	8,000	9,360
Aveanna Healthcare Holdings, Inc.*	1,400	1,666
Brookdale Senior Living, Inc.*	6,300	26,082
Cano Health, Inc.*	10,300	2,612
CareMax, Inc.*	1,900	4,028
Community Health Systems, Inc.*	4,100	11,890
DocGo, Inc.*	2,400	12,792
Enhabit, Inc.*	1,800	20,250
Fulgent Genetics, Inc.*	700	18,718
HealthEquity, Inc.*	2,800	204,540
Innovage Holding Corp.*	700	4,193
Invitae Corp.*	8,500	5,144
LifeStance Health Group, Inc.*	3,800	26,106
ModivCare, Inc.*	400	12,604
Nano-X Imaging Ltd.*	1,700	11,152
National HealthCare Corp.	406	25,976
OPKO Health, Inc.*	14,501	23,202
Oscar Health, Inc., Class A*	4,900	27,293
P3 Health Partners, Inc.*	800	1,176
Pediatrix Medical Group, Inc.*	2,900	36,859
Quipt Home Medical Corp.*	1,600	8,144
RadNet, Inc.*	2,000	56,380
Select Medical Holdings Corp.	3,500	88,445
Surgery Partners, Inc.*	2,200	64,350
The Ensign Group, Inc.	1,880	174,708
The Joint Corp.*	500	4,495
The Pennant Group, Inc.*	1,140	12,688
Thorne HealthTech, Inc.*	500	5,095
U.S. Physical Therapy, Inc.	455	41,737
Viemed Healthcare, Inc.*	1,300	8,749
		1,032,048
Home Builders — 1.8%
Beazer Homes USA, Inc.*	924	23,017
	Number of Shares	Value†

Home Builders — (continued)
Cavco Industries, Inc.*	292	$77,573
Century Communities, Inc.	1,000	66,780
Dream Finders Homes, Inc., Class A*	700	15,561
Forestar Group, Inc.*	560	15,086
Green Brick Partners, Inc.*	900	37,359
Hovnanian Enterprises, Inc., Class A*	200	20,332
Installed Building Products, Inc.	793	99,038
KB Home	2,500	115,700
Landsea Homes Corp.*	300	2,697
LCI Industries	891	104,621
LGI Homes, Inc.*	709	70,538
M/I Homes, Inc.*	936	78,661
MDC Holdings, Inc.	1,959	80,770
Meritage Homes Corp.	1,290	157,883
Skyline Champion Corp.*	1,800	114,696
Taylor Morrison Home Corp.*	3,500	149,135
Tri Pointe Homes, Inc.*	3,300	90,255
Winnebago Industries, Inc.	1,022	60,758
		1,380,460
Home Furnishings — 0.3%
Daktronics, Inc.*	1,500	13,380
Ethan Allen Interiors, Inc.	828	24,757
Hooker Furnishings Corp.	400	7,780
iRobot Corp.*	871	33,011
MillerKnoll, Inc.	2,628	64,255
Purple Innovation, Inc.	1,700	2,907
Sleep Number Corp.*	772	18,983
Snap One Holdings Corp.*	400	3,696
Sonos, Inc.*	4,200	54,222
The Lovesac Co.*	400	7,968
Traeger, Inc.*	700	1,911
Vizio Holding Corp., Class A*	2,200	11,902
VOXX International Corp.*	600	4,788
Xperi, Inc.*	1,501	14,800
		264,360
Household Products & Wares — 0.4%
ACCO Brands Corp.	2,893	16,606
Central Garden & Pet Co.*	300	13,242
Central Garden & Pet Co., Class A*	1,402	56,206
Helen of Troy Ltd.*	817	95,230
Quanex Building Products Corp.	1,025	28,874
WD-40 Co.	454	92,271
		302,429
Insurance — 2.2%
Ambac Financial Group, Inc.*	1,500	18,090
American Coastal Insurance Corp.*	900	6,624
American Equity Investment Life Holding Co.	2,576	138,177
AMERISAFE, Inc.	608	30,442
Argo Group International Holdings Ltd.	1,132	33,779
BRP Group, Inc., Class A*	2,100	48,783
CNO Financial Group, Inc.	3,793	90,008
Crawford & Co., Class A	700	6,538

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Donegal Group, Inc., Class A	383	$5,460
eHealth, Inc.*	720	5,328
Employers Holdings, Inc.	882	35,236
Enstar Group Ltd.*	399	96,558
Essent Group Ltd.	3,500	165,515
F&G Annuities & Life, Inc.	700	19,642
Fidelis Insurance Holdings Ltd.*	500	7,340
Genworth Financial, Inc., Class A*	16,200	94,932
GoHealth, Inc., Class A*	200	2,898
Goosehead Insurance, Inc., Class A*	700	52,171
Greenlight Capital Re Ltd., Class A*	728	7,819
HCI Group, Inc.	200	10,858
Hippo Holdings, Inc.*	132	1,052
Horace Mann Educators Corp.	1,380	40,544
Investors Title Co.	39	5,775
Jackson Financial, Inc., Class A	2,700	103,194
James River Group Holdings Ltd.	1,300	19,955
Kingsway Financial Services, Inc.*	500	3,775
Lemonade, Inc.*	1,700	19,754
Maiden Holdings Ltd.*	3,600	6,336
MBIA, Inc.*	1,700	12,257
Mercury General Corp.	900	25,227
National Western Life Group, Inc., Class A	74	32,374
NI Holdings, Inc.*	200	2,574
NMI Holdings, Inc., Class A*	2,700	73,143
Palomar Holdings, Inc.*	800	40,600
ProAssurance Corp.	1,800	34,002
Safety Insurance Group, Inc.	482	32,868
Selective Insurance Group, Inc.	2,075	214,078
Selectquote, Inc.*	4,300	5,031
SiriusPoint Ltd.*	3,000	30,510
Skyward Specialty Insurance Group, Inc.*	800	21,888
Stewart Information Services Corp.	908	39,770
Tiptree, Inc.	700	11,732
Trupanion, Inc.*	1,329	37,478
United Fire Group, Inc.	680	13,430
Universal Insurance Holdings, Inc.	951	13,333
		1,716,878
Internet — 1.7%
1-800-Flowers.com, Inc., Class A*	937	6,559
Allbirds, Inc., Class A*	3,100	3,441
BARK, Inc.*	3,200	3,840
Blade Air Mobility, Inc.*	1,800	4,662
Bumble, Inc., Class A*	3,500	52,220
Cargurus, Inc.*	3,200	56,064
CarParts.com, Inc.*	1,600	6,592
Cars.com, Inc.*	2,200	37,092
Cogent Communications Holdings, Inc.	1,419	87,836
ContextLogic, Inc., Class A*	620	2,734
Couchbase, Inc.*	1,100	18,876
DHI Group, Inc.*	1,400	4,284
	Number of Shares	Value†

Internet — (continued)
Entravision Communications Corp., Class A	2,500	$9,125
ePlus, Inc.*	942	59,836
Eventbrite, Inc., Class A*	2,800	27,608
EverQuote, Inc., Class A*	700	5,061
Figs, Inc., Class A*	4,200	24,780
fuboTV, Inc.*	10,400	27,768
Gambling.com Group Ltd.*	300	3,924
Grindr, Inc.*	1,600	9,200
HealthStream, Inc.	900	19,422
Hims & Hers Health, Inc.*	3,800	23,902
Lands' End, Inc.*	500	3,735
Liquidity Services, Inc.*	735	12,951
Magnite, Inc.*	4,706	35,483
MediaAlpha, Inc., Class A*	247	2,040
Mondee Holdings, Inc.*	1,700	6,069
Nerdy, Inc.*	1,800	6,660
Nextdoor Holdings, Inc.*	5,400	9,828
Open Lending Corp., Class A*	3,100	22,692
Opendoor Technologies, Inc.*	18,100	47,784
OptimizeRx Corp.*	600	4,668
Overstock.com, Inc.*	1,500	23,730
Perficient, Inc.*	1,145	66,250
Q2 Holdings, Inc.*	1,900	61,313
QuinStreet, Inc.*	1,715	15,384
Revolve Group, Inc.*	1,400	19,054
Rover Group, Inc.*	3,000	18,780
Shutterstock, Inc.	800	30,440
Solo Brands, Inc., Class A*	500	2,550
Sprinklr, Inc., Class A*	3,600	49,824
Squarespace, Inc., Class A*	1,400	40,558
Stitch Fix, Inc., Class A*	2,600	8,970
TechTarget, Inc.*	900	27,324
TrueCar, Inc.*	3,500	7,245
Tucows, Inc., Class A*	300	6,123
Upwork, Inc.*	4,100	46,576
Vivid Seats, Inc., Class A*	800	5,136
Yelp, Inc.*	2,200	91,498
Ziff Davis, Inc.*	1,573	100,184
		1,267,675
Investment Companies — 0.1%
Cannae Holdings, Inc.*	2,500	46,600
Compass Diversified Holdings	2,100	39,417
FTAI Infrastructure, Inc.	3,700	11,914
		97,931
Iron & Steel — 0.7%
ATI, Inc.*	4,300	176,945
Carpenter Technology Corp.	1,600	107,536
Commercial Metals Co.	3,900	192,699
Haynes International, Inc.	464	21,585
Schnitzer Steel Industries, Inc., Class A	900	25,065
		523,830

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 0.5%
Acushnet Holdings Corp.	1,000	$53,040
Bowlero Corp., Class A*	800	7,696
Camping World Holdings, Inc., Class A	1,400	28,574
Clarus Corp.	902	6,819
Escalade, Inc.	400	6,124
Global Business Travel Group I*	1,200	6,600
Johnson Outdoors, Inc., Class A	168	9,188
Life Time Group Holdings, Inc.*	1,600	24,336
Lindblad Expeditions Holdings, Inc.*	1,100	7,920
Livewire Group, Inc.*	500	3,465
Malibu Boats, Inc., Class A*	700	34,314
Marine Products Corp.	188	2,671
MasterCraft Boat Holdings, Inc.*	500	11,110
OneSpaWorld Holdings Ltd.*	2,500	28,050
Topgolf Callaway Brands Corp.*	5,046	69,837
Virgin Galactic Holdings, Inc.*	8,800	15,840
Vista Outdoor, Inc.*	1,900	62,928
Xponential Fitness, Inc., Class A*	800	12,400
		390,912
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	400	14,672
Century Casinos, Inc.*	1,100	5,643
Full House Resorts, Inc.*	1,200	5,124
Hilton Grand Vacations, Inc.*	2,700	109,890
The Marcus Corp.	733	11,362
		146,691
Machinery — Construction & Mining — 0.4%
Argan, Inc.	436	19,847
Astec Industries, Inc.	798	37,594
Babcock & Wilcox Enterprises, Inc.*	2,000	8,420
Bloom Energy Corp., Class A*	6,400	84,864
Hyster-Yale Materials Handling, Inc.	344	15,335
NuScale Power Corp.*	1,500	7,350
Terex Corp.	2,300	132,526
The Manitowoc Co., Inc.*	1,325	19,941
Transphorm, Inc.*	700	1,554
		327,431
Machinery — Diversified — 2.0%
Alamo Group, Inc.	335	57,908
Albany International Corp., Class A	1,032	89,041
Applied Industrial Technologies, Inc.	1,282	198,210
Cactus, Inc., Class A	2,200	110,462
Chart Industries, Inc.*	1,462	247,253
CIRCOR International, Inc.*	635	35,401
Columbus McKinnon Corp.	885	30,895
CSW Industrials, Inc.	528	92,527
DXP Enterprises, Inc.*	522	18,239
Eastman Kodak Co.*	1,600	6,736
Gencor Industries, Inc.*	400	5,652
GrafTech International Ltd.	6,600	25,278
Ichor Holdings Ltd.*	1,000	30,960
Intevac, Inc.*	1,100	3,421
Kadant, Inc.	402	90,671
	Number of Shares	Value†

Machinery — Diversified — (continued)
Lindsay Corp.	388	$45,660
Mueller Water Products, Inc., Class A	5,192	65,835
Tennant Co.	636	47,159
The Gorman-Rupp Co.	751	24,708
Thermon Group Holdings, Inc.*	1,100	30,217
Watts Water Technologies, Inc., Class A	917	158,476
Zurn Elkay Water Solutions Corp.	5,000	140,100
		1,554,809
Media — 0.4%
AMC Networks, Inc., Class A*	1,000	11,780
Gannett Co., Inc.*	4,253	10,420
Gray Television, Inc.	3,000	20,760
iHeartMedia, Inc., Class A*	2,900	9,164
Liberty Latin America Ltd., Class A*	1,400	11,424
Liberty Latin America Ltd., Class C*	4,752	38,776
Scholastic Corp.	956	36,462
Sinclair, Inc.	1,000	11,220
TEGNA, Inc.	6,800	99,076
The E.W. Scripps Co., Class A*	2,229	12,215
Thryv Holdings, Inc.*	1,000	18,770
Townsquare Media, Inc., Class A	500	4,360
Urban One, Inc.*	600	3,012
WideOpenWest, Inc.*	1,800	13,770
		301,209
Metal Fabricate/Hardware — 0.8%
AZZ, Inc.	876	39,928
Helios Technologies, Inc.	1,159	64,301
Hillman Solutions Corp.*	6,600	54,450
Janus International Group, Inc.*	2,700	28,890
Mayville Engineering Co., Inc.*	400	4,388
Mueller Industries, Inc.	1,888	141,902
Northwest Pipe Co.*	300	9,051
Olympic Steel, Inc.	331	18,605
Omega Flex, Inc.	124	9,763
Park-Ohio Holdings Corp.	300	5,973
Proto Labs, Inc.*	899	23,734
Ryerson Holding Corp.	700	20,363
Standex International Corp.	400	58,276
TimkenSteel Corp.*	1,400	30,408
Tredegar Corp.	761	4,117
Worthington Industries, Inc.	1,084	67,013
Xometry, Inc., Class A*	1,200	20,376
		601,538
Mining — 0.7%
5E Advanced Materials, Inc.*	1,100	2,486
Caledonia Mining Corp. PLC	600	5,916
Centrus Energy Corp., Class A*	400	22,704
Century Aluminum Co.*	1,754	12,611
Coeur Mining, Inc.*	10,028	22,262
Compass Minerals International, Inc.	1,200	33,540
Constellium S.E.*	4,400	80,080
Contango ORE, Inc.*	200	3,628
Dakota Gold Corp.*	1,700	4,386

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Encore Energy Corp.*	5,300	$17,278
Energy Fuels, Inc.*	5,400	44,388
Ferroglobe PLC(1),*	2,414	0
Hecla Mining Co.	20,091	78,556
i-80 Gold Corp.*	7,200	11,016
Ivanhoe Electric, Inc.*	1,800	21,420
Kaiser Aluminum Corp.	516	38,834
Novagold Resources, Inc.*	8,400	32,256
Perpetua Resources Corp.*	1,500	4,890
Piedmont Lithium, Inc.*	600	23,820
PolyMet Mining Corp.*	1,700	3,536
United States Lime & Minerals, Inc.	65	13,065
Uranium Energy Corp.*	11,900	61,285
		537,957
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.*	3,600	7,272
Chase Corp.	261	33,207
Core Molding Technologies, Inc.*	300	8,547
EnPro Industries, Inc.	717	86,893
Fabrinet*	1,300	216,606
Federal Signal Corp.	2,043	122,028
Hillenbrand, Inc.	2,344	99,175
John Bean Technologies Corp.	1,100	115,654
LSB Industries, Inc.*	2,000	20,460
Materion Corp.	657	66,955
Myers Industries, Inc.	1,325	23,757
NL Industries, Inc.	90	428
Park Aerospace Corp.	833	12,937
Sight Sciences, Inc.*	900	3,033
Smith & Wesson Brands, Inc.	1,579	20,385
Sturm Ruger & Co., Inc.	619	32,262
Trinity Industries, Inc.	2,800	68,180
		937,779
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	910	19,292
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	6,000	18,120
Xerox Holdings Corp.	3,800	59,622
		77,742
Office Furnishings — 0.1%
HNI Corp.	1,504	52,084
Interface, Inc.	1,995	19,571
Steelcase, Inc., Class A	3,131	34,973
		106,628
Oil & Gas — 5.2%
Amplify Energy Corp.*	1,200	8,820
Berry Corp.	2,500	20,500
Borr Drilling Ltd.*	7,500	53,250
California Resources Corp.	2,400	134,424
Callon Petroleum Co.*	2,000	78,240
Chord Energy Corp.	1,404	227,546
	Number of Shares	Value†

Oil & Gas — (continued)
Civitas Resources, Inc.	2,294	$185,516
CNX Resources Corp.*	5,500	124,190
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.	3,200	35,296
Crescent Energy, Inc., Class A	1,120	14,157
CVR Energy, Inc.	1,000	34,030
Delek US Holdings, Inc.	2,183	62,019
Denbury, Inc.*	1,700	166,617
Diamond Offshore Drilling, Inc.*	3,400	49,912
Earthstone Energy, Inc., Class A*	1,900	38,456
Empire Petroleum Corp.*	200	1,926
Evolution Petroleum Corp.	1,200	8,208
Granite Ridge Resources, Inc.	1,000	6,100
Gulfport Energy Corp.*	400	47,464
Helmerich & Payne, Inc.	3,300	139,128
HighPeak Energy, Inc.	200	3,376
Kosmos Energy Ltd.*	15,300	125,154
Magnolia Oil & Gas Corp., Class A	6,100	139,751
Matador Resources Co.	3,800	226,024
Murphy Oil Corp.	5,000	226,750
Nabors Industries Ltd.*	315	38,789
Noble Corp. PLC	3,800	192,470
Northern Oil & Gas, Inc.	2,800	112,644
Par Pacific Holdings, Inc.*	1,818	65,339
Patterson-UTI Energy, Inc.	11,781	163,049
PBF Energy, Inc., Class A	3,800	203,414
Permian Resources Corp.	9,500	132,620
Riley Exploration Permian, Inc.	200	6,358
Ring Energy, Inc.*	2,800	5,460
SandRidge Energy, Inc.	1,000	15,660
Seadrill Ltd.*	1,700	76,143
SilverBow Resources, Inc.*	600	21,462
Sitio Royalties Corp., Class A	2,714	65,706
SM Energy Co.	4,000	158,600
Talos Energy, Inc.*	3,700	60,828
Tellurian, Inc.*	17,900	20,764
VAALCO Energy, Inc.	4,100	17,999
Valaris Ltd.*	2,100	157,458
Vertex Energy, Inc.*	1,800	8,010
Vital Energy, Inc.*	600	33,252
Vitesse Energy, Inc.	900	20,601
W&T Offshore, Inc.*	3,543	15,518
Weatherford International PLC*	2,400	216,792
		3,965,790
Oil & Gas Services — 1.5%
Archrock, Inc.	4,700	59,220
Aris Water Solutions, Inc., Class A	900	8,982
Atlas Energy Solutions, Inc., Class A	600	13,338
Bristow Group, Inc.*	766	21,578
ChampionX Corp.	6,700	238,654
Core Laboratories, Inc.	1,500	36,015
DMC Global, Inc.*	600	14,682
Dril-Quip, Inc.*	1,200	33,804
Expro Group Holdings N.V.*	2,916	67,739

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Forum Energy Technologies, Inc.*	400	$9,608
Helix Energy Solutions Group, Inc.*	4,801	53,627
KLX Energy Services Holdings, Inc.*	500	5,925
Kodiak Gas Services, Inc.*	500	8,940
Liberty Energy, Inc.	5,700	105,564
Mammoth Energy Services, Inc.*	1,000	4,640
Newpark Resources, Inc.*	2,712	18,740
NOW, Inc.*	3,800	45,106
Oceaneering International, Inc.*	3,400	87,448
Oil States International, Inc.*	2,000	16,740
ProFrac Holding Corp., Class A*	900	9,792
ProPetro Holding Corp.*	3,200	34,016
Ranger Energy Services, Inc.	600	8,508
RPC, Inc.	2,800	25,032
Select Water Solutions, Inc., Class A	2,700	21,465
Solaris Oilfield Infrastructure, Inc., Class A	1,100	11,726
TETRA Technologies, Inc.*	4,400	28,072
Tidewater, Inc.*	1,600	113,712
US Silica Holdings, Inc.*	2,700	37,908
		1,140,581
Packaging and Containers — 0.3%
Clearwater Paper Corp.*	578	20,953
Greif, Inc., Class A	800	53,448
Greif, Inc., Class B	200	13,312
Karat Packaging, Inc.	100	2,306
O-I Glass, Inc.*	5,400	90,342
Pactiv Evergreen, Inc.	1,100	8,943
Ranpak Holdings Corp.*	1,200	6,528
TriMas Corp.	1,495	37,016
		232,848
Pharmaceuticals — 2.7%
ACELYRIN, Inc.*	1,100	11,187
Aclaris Therapeutics, Inc.*	2,100	14,385
AdaptHealth Corp.*	3,500	31,850
Agios Pharmaceuticals, Inc.*	1,800	44,550
Alector, Inc.*	1,900	12,312
Alkermes PLC*	5,600	156,856
Amneal Pharmaceuticals, Inc.*	4,637	19,568
Amphastar Pharmaceuticals, Inc.*	1,300	59,787
Amylyx Pharmaceuticals, Inc.*	1,800	32,958
Anika Therapeutics, Inc.*	600	11,178
Arvinas, Inc.*	1,700	33,388
Assertio Holdings, Inc.*	2,100	5,376
BellRing Brands, Inc.*	4,500	185,535
Beyond Air, Inc.*	1,000	2,310
Biote Corp., Class A*	600	3,072
Bioxcel Therapeutics, Inc.*	600	1,518
Catalyst Pharmaceuticals, Inc.*	3,200	37,408
Citius Pharmaceuticals, Inc.*	5,000	3,422
Coherus Biosciences, Inc.*	2,700	10,098
Collegium Pharmaceutical, Inc.*	1,100	24,585
Corcept Therapeutics, Inc.*	2,700	73,561
CorMedix, Inc.*	1,700	6,290
	Number of Shares	Value†

Pharmaceuticals — (continued)
Eagle Pharmaceuticals, Inc.*	400	$6,308
Enanta Pharmaceuticals, Inc.*	700	7,819
Enliven Therapeutics, Inc.*	900	12,294
Fennec Pharmaceuticals, Inc.*	700	5,257
Foghorn Therapeutics, Inc.*	800	4,000
Gritstone bio, Inc.*	3,400	5,848
Harmony Biosciences Holdings, Inc.*	1,100	36,047
Harrow, Inc.*	1,000	14,370
Herbalife Ltd.*	3,400	47,566
Heron Therapeutics, Inc.*	3,800	3,914
Immuneering Corp., Class A*	800	6,144
Ironwood Pharmaceuticals, Inc.*	4,861	46,811
KalVista Pharmaceuticals, Inc.*	800	7,704
Kura Oncology, Inc.*	2,300	20,976
Longboard Pharmaceuticals, Inc.*	600	3,336
Lyell Immunopharma, Inc.*	6,000	8,820
Madrigal Pharmaceuticals, Inc.*	454	66,302
MannKind Corp.*	8,701	35,935
Marinus Pharmaceuticals, Inc.*	1,800	14,490
Mirum Pharmaceuticals, Inc.*	800	25,280
Morphic Holding, Inc.*	1,200	27,492
Nature's Sunshine Products, Inc.*	500	8,285
Nuvectis Pharma, Inc.*	300	3,867
Ocular Therapeutix, Inc.*	2,700	8,478
Optinose, Inc.*	3,300	4,059
Option Care Health, Inc.*	5,702	184,460
ORIC Pharmaceuticals, Inc.*	1,500	9,075
Outlook Therapeutics, Inc.*	6,900	1,525
Owens & Minor, Inc.*	2,576	41,628
Pacira BioSciences, Inc.*	1,600	49,088
PetIQ, Inc.*	1,000	19,700
Phibro Animal Health Corp., Class A	700	8,939
PMV Pharmaceuticals, Inc.*	1,400	8,596
Prestige Consumer Healthcare, Inc.*	1,672	95,622
Protagonist Therapeutics, Inc.*	1,800	30,024
Reneo Pharmaceuticals, Inc.*	400	3,046
Revance Therapeutics, Inc.*	2,900	33,263
Rhythm Pharmaceuticals, Inc.*	1,700	38,973
scPharmaceuticals, Inc.*	1,100	7,832
Seres Therapeutics, Inc.*	3,600	8,568
SIGA Technologies, Inc.	1,700	8,925
Summit Therapeutics, Inc.*	4,400	8,228
Supernus Pharmaceuticals, Inc.*	1,700	46,869
Taro Pharmaceutical Industries Ltd.*	300	11,313
Trevi Therapeutics, Inc.*	1,800	3,924
USANA Health Sciences, Inc.*	348	20,396
Vanda Pharmaceuticals, Inc.*	1,941	8,385
Vaxcyte, Inc.*	3,100	158,038
Verrica Pharmaceuticals, Inc.*	900	3,497
Voyager Therapeutics, Inc.*	1,200	9,300
Xeris Biopharma Holdings, Inc.*	4,300	7,998
Y-mAbs Therapeutics, Inc.*	1,200	6,540
		2,046,348

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pipelines — 0.3%
Equitrans Midstream Corp.	14,600	$136,802
Excelerate Energy, Inc., Class A	600	10,224
Golar LNG Ltd.	3,500	84,910
Kinetik Holdings, Inc.	600	20,250
NextDecade Corp.*	1,000	5,120
		257,306
Private Equity — 0.1%
P10, Inc., Class A	1,600	18,640
Patria Investments Ltd., Class A	2,000	29,160
		47,800
Real Estate — 0.6%
Anywhere Real Estate, Inc.*	3,900	25,077
Compass, Inc., Class A*	10,200	29,580
Cushman & Wakefield PLC*	5,500	41,910
Douglas Elliman, Inc.	2,549	5,761
eXp World Holdings, Inc.	2,400	38,976
FRP Holdings, Inc.*	169	9,121
Kennedy-Wilson Holdings, Inc.	4,081	60,154
Legacy Housing Corp.*	300	5,823
Marcus & Millichap, Inc.	800	23,472
Maui Land & Pineapple Co., Inc.*	300	3,975
McGrath RentCorp	853	85,504
Newmark Group, Inc., Class A	4,400	28,292
RE/MAX Holdings, Inc., Class A	600	7,764
Redfin Corp.*	3,800	26,752
Star Holdings*	446	5,584
Stratus Properties, Inc.*	200	5,480
The RMR Group, Inc., Class A	467	11,451
The St. Joe Co.	1,200	65,196
		479,872
Real Estate Investment Trusts — 0.1%
Claros Mortgage Trust, Inc.	2,900	32,132
Safehold, Inc.*	1,435	25,543
		57,675
Retail — 3.9%
Abercrombie & Fitch Co., Class A*	1,600	90,192
Academy Sports & Outdoors, Inc.	2,500	118,175
American Eagle Outfitters, Inc.	6,100	101,321
America's Car-Mart, Inc.*	190	17,288
Arko Corp.	3,000	21,450
Asbury Automotive Group, Inc.*	696	160,129
Beacon Roofing Supply, Inc.*	1,781	137,440
Big 5 Sporting Goods Corp.	700	4,907
Big Lots, Inc.	1,100	5,621
Biglari Holdings, Inc., Class B*	10	1,660
BJ's Restaurants, Inc.*	820	19,237
Bloomin' Brands, Inc.	3,000	73,770
BlueLinx Holdings, Inc.*	300	24,627
Boot Barn Holdings, Inc.*	1,000	81,190
Brinker International, Inc.*	1,500	47,385
Build-A-Bear Workshop, Inc.	500	14,705
Caleres, Inc.	1,254	36,065
Carrols Restaurant Group, Inc.*	1,500	9,885
	Number of Shares	Value†

Retail — (continued)
Carvana Co.*	3,200	$134,336
Chico's FAS, Inc.*	4,000	29,920
Chuy's Holdings, Inc.*	600	21,348
Clean Energy Fuels Corp.*	6,000	22,980
Cracker Barrel Old Country Store, Inc.	734	49,325
Dave & Buster's Entertainment, Inc.*	1,200	44,484
Denny's Corp.*	1,952	16,533
Designer Brands, Inc., Class A	1,900	24,054
Destination XL Group, Inc.*	2,000	8,960
Dillard's, Inc., Class A	116	38,374
Dine Brands Global, Inc.	571	28,236
Duluth Holdings, Inc., Class B*	200	1,202
El Pollo Loco Holdings, Inc.	600	5,370
EVgo, Inc.*	2,200	7,436
Fiesta Restaurant Group, Inc.*	700	5,922
First Watch Restaurant Group, Inc.*	500	8,645
FirstCash Holdings, Inc.	1,239	124,371
Foot Locker, Inc.	2,800	48,580
Genesco, Inc.*	295	9,092
GMS, Inc.*	1,400	89,558
Group 1 Automotive, Inc.	466	125,219
GrowGeneration Corp.*	1,800	5,256
Guess?, Inc.	900	19,476
Haverty Furniture Cos., Inc.	550	15,829
Hibbett, Inc.	455	21,617
J Jill, Inc.*	200	5,920
Jack in the Box, Inc.	714	49,309
Kura Sushi USA, Inc., Class A*	200	13,224
La-Z-Boy, Inc.	1,462	45,147
Lazydays Holdings, Inc.*	500	3,800
Leslie's, Inc.*	5,700	32,262
MarineMax, Inc.*	700	22,974
Movado Group, Inc.	460	12,581
National Vision Holdings, Inc.*	2,700	43,686
Noodles & Co.*	1,200	2,952
Nu Skin Enterprises, Inc., Class A	1,700	36,057
OneWater Marine, Inc., Class A*	400	10,248
Papa John's International, Inc.	1,110	75,724
Patrick Industries, Inc.	675	50,665
PC Connection, Inc.	365	19,484
PetMed Express, Inc.	613	6,283
Portillo's, Inc., Class A*	1,500	23,085
Potbelly Corp.*	1,000	7,800
PriceSmart, Inc.	831	61,851
Red Robin Gourmet Burgers, Inc.*	600	4,824
Sally Beauty Holdings, Inc.*	3,400	28,492
Savers Value Village, Inc.*	800	14,936
Shake Shack, Inc., Class A*	1,300	75,491
Shoe Carnival, Inc.	516	12,399
Signet Jewelers Ltd.	1,500	107,715
Sonic Automotive, Inc., Class A	534	25,504
Sportsman's Warehouse Holdings, Inc.*	1,300	5,837
Sweetgreen, Inc., Class A*	3,200	37,600
The Buckle, Inc.	1,049	35,026
The Cato Corp., Class A	704	5,393

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
The Cheesecake Factory, Inc.	1,716	$51,995
The Children's Place, Inc.*	294	7,947
The ODP Corp.*	1,170	53,995
The ONE Group Hospitality, Inc.*	800	4,400
Tile Shop Holdings, Inc.*	1,200	6,588
Tilly's, Inc., Class A*	800	6,496
Vera Bradley, Inc.*	1,100	7,271
Warby Parker, Inc., Class A*	3,000	39,480
Winmark Corp.	91	33,955
Zumiez, Inc.*	503	8,953
		2,968,519
Savings & Loans — 0.8%
Axos Financial, Inc.*	1,900	71,934
Banc of California, Inc.	1,900	23,522
Berkshire Hills Bancorp, Inc.	1,442	28,912
Brookline Bancorp, Inc.	2,887	26,300
Capitol Federal Financial, Inc.	4,400	20,988
ESSA Bancorp, Inc.	400	6,004
Flushing Financial Corp.	1,038	13,629
FS Bancorp, Inc.	300	8,850
Greene County Bancorp, Inc.	200	4,810
Home Bancorp, Inc.	300	9,561
HomeTrust Bancshares, Inc.	500	10,835
Northfield Bancorp, Inc.	1,593	15,054
Northwest Bancshares, Inc.	4,155	42,506
OceanFirst Financial Corp.	1,810	26,191
Pacific Premier Bancorp, Inc.	3,246	70,633
Provident Financial Services, Inc.	2,474	37,827
Southern Missouri Bancorp, Inc.	300	11,607
The Hingham Institution For Savings	61	11,392
Timberland Bancorp, Inc.	300	8,130
Washington Federal, Inc.	2,200	56,364
Waterstone Financial, Inc.	800	8,760
WSFS Financial Corp.	2,074	75,701
		589,510
Semiconductors — 2.8%
ACM Research, Inc., Class A*	1,600	28,968
Aehr Test Systems*	900	41,130
Alpha & Omega Semiconductor Ltd.*	700	20,888
Ambarella, Inc.*	1,218	64,590
Amkor Technology, Inc.	3,411	77,089
Atomera, Inc.*	600	3,756
Axcelis Technologies, Inc.*	1,093	178,214
CEVA, Inc.*	871	16,889
Cohu, Inc.*	1,524	52,486
Diodes, Inc.*	1,499	118,181
FormFactor, Inc.*	2,529	88,363
Impinj, Inc.*	800	44,024
inTEST Corp.*	400	6,068
Kulicke & Soffa Industries, Inc.	1,900	92,397
MACOM Technology Solutions Holdings, Inc.*	1,822	148,639
MaxLinear, Inc.*	2,643	58,807
Navitas Semiconductor Corp.*	3,700	25,715
	Number of Shares	Value†

Semiconductors — (continued)
Onto Innovation, Inc.*	1,647	$210,025
Photronics, Inc.*	2,092	42,279
Power Integrations, Inc.	1,903	145,218
Rambus, Inc.*	3,623	202,127
Richardson Electronics Ltd.	500	5,465
Semtech Corp.*	2,209	56,882
Silicon Laboratories, Inc.*	1,063	123,191
SiTime Corp.*	591	67,522
SkyWater Technology, Inc.*	300	1,806
SMART Global Holdings, Inc.*	1,600	38,960
Synaptics, Inc.*	1,320	118,061
Ultra Clean Holdings, Inc.*	1,400	41,538
Veeco Instruments, Inc.*	1,654	46,494
Vishay Precision Group, Inc.*	400	13,432
		2,179,204
Software — 5.7%
8X8, Inc.*	3,700	9,324
ACI Worldwide, Inc.*	3,627	81,825
ACV Auctions, Inc., Class A*	4,300	65,274
Adeia, Inc.	3,753	40,082
Agilysys, Inc.*	676	44,724
Alignment Healthcare, Inc.*	2,700	18,738
Alkami Technology, Inc.*	1,400	25,508
Altair Engineering, Inc., Class A*	1,800	112,608
American Software, Inc., Class A	1,093	12,526
Amplitude, Inc., Class A*	2,100	24,297
Apollo Medical Holdings, Inc.*	1,400	43,190
Appfolio, Inc., Class A*	642	117,248
Appian Corp., Class A*	1,375	62,714
Asana, Inc., Class A*	2,600	47,606
Asure Software, Inc.*	700	6,622
AvePoint, Inc.*	5,000	33,600
Avid Technology, Inc.*	1,100	29,557
AvidXchange Holdings, Inc.*	5,000	47,400
Bandwidth, Inc., Class A*	739	8,329
BigCommerce Holdings, Inc.*	2,100	20,727
Blackbaud, Inc.*	1,450	101,964
BlackLine, Inc.*	1,939	107,556
Box, Inc., Class A*	4,700	113,787
Braze, Inc., Class A*	1,800	84,114
Brightcove, Inc.*	1,200	3,948
C3.ai, Inc., Class A*	1,900	48,488
Cardlytics, Inc.*	1,100	18,150
Cerence, Inc.*	1,400	28,518
Clear Secure, Inc., Class A	2,800	53,312
Climb Global Solutions, Inc.	100	4,301
CommVault Systems, Inc.*	1,448	97,899
Computer Programs and Systems, Inc.*	447	7,125
Consensus Cloud Solutions, Inc.*	667	16,795
CoreCard Corp.*	300	6,000
CS Disco, Inc.*	900	5,976
CSG Systems International, Inc.	1,081	55,261
Daily Journal Corp.*	41	12,054
Definitive Healthcare Corp.*	1,700	13,583

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Digi International, Inc.*	1,257	$33,939
Digimarc Corp.*	400	12,996
Digital Turbine Inc*	3,200	19,360
DigitalOcean Holdings, Inc.*	2,100	50,463
Domo, Inc., Class B*	1,100	10,791
Donnelley Financial Solutions, Inc.*	800	45,024
Duolingo, Inc.*	960	159,235
E2open Parent Holdings, Inc.*	6,300	28,602
Ebix, Inc.	936	9,248
eGain Corp.*	500	3,065
Enfusion, Inc., Class A*	1,500	13,455
EngageSmart, Inc.*	1,600	28,784
Envestnet, Inc.*	1,713	75,423
Everbridge, Inc.*	1,475	33,070
EverCommerce, Inc.*	600	6,018
Evolent Health, Inc., Class A*	3,700	100,751
Expensify, Inc., Class A*	2,100	6,825
Fastly, Inc., Class A*	4,000	76,680
Freshworks, Inc., Class A*	5,400	107,568
Health Catalyst, Inc.*	1,800	18,216
HireRight Holdings Corp.*	700	6,657
IBEX Holdings Ltd.*	300	4,635
Immersion Corp.	1,200	7,932
Innodata, Inc.*	1,000	8,530
Inspired Entertainment, Inc.*	700	8,372
Instructure Holdings, Inc.*	700	17,780
Intapp, Inc.*	700	23,464
IonQ, Inc.*	5,400	80,352
Jamf Holding Corp.*	2,500	44,150
Kaltura, Inc.*	3,300	5,709
LivePerson, Inc.*	2,525	9,822
Matterport, Inc.*	7,600	16,492
MeridianLink, Inc.*	800	13,648
MicroStrategy, Inc., Class A*	370	121,464
Model N, Inc.*	1,300	31,733
N-able, Inc.*	2,400	30,960
NextGen Healthcare, Inc.*	1,704	40,436
Olo, Inc., Class A*	3,200	19,392
ON24, Inc.	800	5,064
Outbrain, Inc.*	1,000	4,870
Outset Medical, Inc.*	1,700	18,496
PagerDuty, Inc.*	3,000	67,470
PDF Solutions, Inc.*	1,000	32,400
Phreesia, Inc.*	1,800	33,624
Planet Labs PBC*	6,900	17,940
Playstudios, Inc.*	2,600	8,268
PowerSchool Holdings, Inc., Class A*	2,000	45,320
Privia Health Group, Inc.*	3,800	87,400
Progress Software Corp.	1,426	74,979
PROS Holdings, Inc.*	1,517	52,519
PubMatic, Inc., Class A*	1,400	16,940
Rackspace Technology, Inc.*	1,800	4,230
Red Violet, Inc.*	300	6,003
Sapiens International Corp. N.V.	1,100	31,273
Schrodinger, Inc.*	1,800	50,886
	Number of Shares	Value†

Software — (continued)
SEMrush Holdings, Inc., Class A*	1,200	$10,200
Sharecare, Inc.*	10,100	9,498
Simulations Plus, Inc.	500	20,850
Skillsoft Corp.*	2,700	2,393
SolarWinds Corp.*	1,600	15,104
SoundHound AI, Inc., Class A*	5,200	10,452
Sprout Social, Inc., Class A*	1,591	79,359
SPS Commerce, Inc.*	1,231	210,021
Veradigm, Inc.*	3,700	48,618
Verint Systems, Inc.*	2,095	48,164
Veritone, Inc.*	1,400	3,612
Verra Mobility Corp.*	4,700	87,890
Viant Technology, Inc., Class A*	400	2,240
Vimeo, Inc.*	4,700	16,638
Weave Communications, Inc.*	1,100	8,965
Workiva, Inc.*	1,700	172,278
Yext, Inc.*	3,400	21,522
Zeta Global Holdings Corp., Class A*	4,800	40,080
Zuora, Inc., Class A*	4,100	33,784
		4,361,121
Telecommunications — 1.3%
A10 Networks, Inc.	2,300	34,569
ADTRAN Holdings, Inc.	2,705	22,262
Anterix, Inc.*	400	12,552
AST SpaceMobile, Inc.*	2,300	8,740
ATN International, Inc.	398	12,561
Aviat Networks, Inc.*	400	12,480
BlackSky Technology, Inc.*	4,600	5,382
Calix, Inc.*	1,993	91,359
Cambium Networks Corp.*	400	2,932
Clearfield, Inc.*	500	14,330
CommScope Holding Co., Inc.*	7,200	24,192
Consolidated Communications Holdings, Inc.*	2,571	8,793
Credo Technology Group Holding Ltd.*	3,300	50,325
DigitalBridge Group, Inc.	5,575	98,008
DZS, Inc.*	600	1,260
EchoStar Corp., Class A*	1,200	20,100
Extreme Networks, Inc.*	4,247	102,820
Globalstar, Inc.*	24,500	32,095
Gogo, Inc.*	2,400	28,632
Harmonic, Inc.*	3,470	33,416
IDT Corp., Class B*	600	13,230
Infinera Corp.*	6,594	27,563
InterDigital, Inc.	894	71,735
KVH Industries, Inc.*	700	3,570
Lumen Technologies, Inc.*	33,500	47,570
Luna Innovations, Inc.*	1,200	7,032
NETGEAR, Inc.*	929	11,696
Ooma, Inc.*	700	9,107
Preformed Line Products Co.	71	11,543
Ribbon Communications, Inc.*	3,143	8,423
Shenandoah Telecommunications Co.	1,718	35,408
Spok Holdings, Inc.	700	9,989

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Telephone and Data Systems, Inc.	3,300	$60,423
Terran Orbital Corp.*	800	666
Viavi Solutions, Inc.*	7,500	68,550
		1,003,313
Textiles — 0.1%
UniFirst Corp.	501	81,668
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	1,200	9,180
JAKKS Pacific, Inc.*	300	5,577
		14,757
Transportation — 1.6%
Air Transport Services Group, Inc.*	1,985	41,427
ArcBest Corp.	795	80,812
Ardmore Shipping Corp.	1,500	19,515
Costamare, Inc.	1,500	14,430
Covenant Logistics Group, Inc.	300	13,155
CryoPort, Inc.*	1,500	20,565
Daseke, Inc.*	1,300	6,669
DHT Holdings, Inc.	4,900	50,470
Dorian LPG Ltd.	1,032	29,649
Eagle Bulk Shipping, Inc.	314	13,197
FLEX LNG Ltd.	1,000	30,160
Forward Air Corp.	896	61,591
Genco Shipping & Trading Ltd.	1,400	19,586
Golden Ocean Group Ltd.	3,900	30,732
Heartland Express, Inc.	1,567	23,019
Himalaya Shipping Ltd.*	300	1,449
Hub Group, Inc., Class A*	1,043	81,917
International Seaways, Inc.	1,431	64,395
Marten Transport Ltd.	1,926	37,962
Matson, Inc.	1,200	106,464
Nordic American Tankers Ltd.	7,067	29,116
Overseas Shipholding Group, Inc., Class A*	2,200	9,658
PAM Transportation Services, Inc.*	200	4,310
Pangaea Logistics Solutions Ltd.	1,400	8,232
Radiant Logistics, Inc.*	1,000	5,650
RXO, Inc.*	3,900	76,947
Safe Bulkers, Inc.	2,600	8,424
Scorpio Tankers, Inc.	1,640	88,757
SFL Corp. Ltd.	3,784	42,192
Teekay Corp.*	2,000	12,340
Teekay Tankers Ltd., Class A	800	33,304
Universal Logistics Holdings, Inc.	300	7,554
Werner Enterprises, Inc.	2,152	83,820
World Kinect Corp.	2,000	44,860
		1,202,328
Trucking and Leasing — 0.2%
GATX Corp.	1,189	129,399
The Greenbrier Cos., Inc.	1,047	41,880
Willis Lease Finance Corp.*	100	4,230
		175,509
	Number of Shares	Value†

Water — 0.5%
American States Water Co.	1,239	$97,484
Artesian Resources Corp., Class A	313	13,143
Cadiz, Inc.*	1,600	5,296
California Water Service Group	1,966	93,011
Consolidated Water Co., Ltd.	600	17,064
Global Water Resources, Inc.	500	4,875
Middlesex Water Co.	631	41,804
SJW Group	1,032	62,034
The York Water Co.	497	18,633
		353,344
TOTAL COMMON STOCKS (Cost $75,288,051)		70,874,014

REAL ESTATE INVESTMENT TRUSTS — 6.4%
Apartments — 0.3%
Apartment Investment and Management Co., Class A*	5,000	34,000
BRT Apartments Corp.	500	8,635
Centerspace	461	27,780
Elme Communities	3,006	41,002
Independence Realty Trust, Inc.	7,592	106,819
NexPoint Residential Trust, Inc.	800	25,744
		243,980
Diversified — 0.9%
Alexander & Baldwin, Inc.	2,456	41,089
American Assets Trust, Inc.	1,700	33,065
Armada Hoffler Properties, Inc.	2,100	21,504
Broadstone Net Lease, Inc.	6,300	90,090
Clipper Realty, Inc.	600	3,108
Farmland Partners, Inc.	1,900	19,494
Gladstone Commercial Corp.	1,252	15,224
Gladstone Land Corp.	1,000	14,230
InvenTrust Properties Corp.	2,400	57,144
LXP Industrial Trust	9,715	86,464
NexPoint Diversified Real Estate Trust	1,214	10,573
One Liberty Properties, Inc.	510	9,624
Outfront Media, Inc.	5,200	52,520
Postal Realty Trust, Inc., Class A	500	6,750
PotlatchDeltic Corp.	2,674	121,373
UMH Properties, Inc.	1,768	24,787
Uniti Group, Inc.	8,300	39,176
Veris Residential, Inc.	2,800	46,200
		692,415
Diversified Financial Services — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,600	76,320
Healthcare — 0.6%
CareTrust REIT, Inc.	3,295	67,547
Community Healthcare Trust, Inc.	800	23,760
Diversified Healthcare Trust	8,600	16,684
Global Medical REIT, Inc.	1,800	16,146
LTC Properties, Inc.	1,417	45,528

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — (continued)
National Health Investors, Inc.	1,457	$74,832
Physicians Realty Trust	8,000	97,520
Sabra Health Care REIT, Inc.	7,693	107,240
Universal Health Realty Income Trust	420	16,981
		466,238
Hotels & Resorts — 0.8%
Apple Hospitality REIT, Inc.	7,200	110,448
Braemar Hotels & Resorts, Inc.	2,800	7,756
Chatham Lodging Trust	1,500	14,355
DiamondRock Hospitality Co.	7,023	56,395
Hersha Hospitality Trust, Class A	1,117	11,014
Pebblebrook Hotel Trust	3,993	54,265
RLJ Lodging Trust	5,580	54,628
Ryman Hospitality Properties, Inc.	1,912	159,231
Service Properties Trust	5,500	42,295
Summit Hotel Properties, Inc.	3,400	19,720
Sunstone Hotel Investors, Inc.	7,347	68,694
Xenia Hotels & Resorts, Inc.	3,600	42,408
		641,209
Industrial — 0.3%
Innovative Industrial Properties, Inc.	977	73,920
Plymouth Industrial REIT, Inc.	1,400	29,330
Terreno Realty Corp.	2,775	157,620
		260,870
Mortgage Banks — 1.1%
AFC Gamma, Inc.	600	7,044
Apollo Commercial Real Estate Finance, Inc.	4,956	50,204
Arbor Realty Trust, Inc.	6,000	91,080
Ares Commercial Real Estate Corp.	1,600	15,232
ARMOUR Residential REIT, Inc.	7,075	30,069
Blackstone Mortgage Trust, Inc., Class A	5,800	126,150
BrightSpire Capital, Inc.	4,700	29,422
Chimera Investment Corp.	7,500	40,950
Dynex Capital, Inc.	1,869	22,316
Ellington Financial, Inc.	2,200	27,434
Franklin BSP Realty Trust, Inc.	2,712	35,907
Granite Point Mortgage Trust, Inc.	1,700	8,296
Invesco Mortgage Capital, Inc.	1,412	14,134
KKR Real Estate Finance Trust, Inc.	2,100	24,927
Ladder Capital Corp.	3,976	40,794
MFA Financial, Inc.	3,575	34,355
New York Mortgage Trust, Inc.	2,975	25,258
Nexpoint Real Estate Finance, Inc.	300	4,908
Orchid Island Capital, Inc.	1,340	11,403
PennyMac Mortgage Investment Trust	2,992	37,101
Ready Capital Corp.	5,354	54,129
Redwood Trust, Inc.	3,577	25,504
TPG RE Finance Trust, Inc.	2,000	13,460
Two Harbors Investment Corp.	3,400	45,016
		815,093
	Number of Shares	Value†

Office Property — 0.8%
Brandywine Realty Trust	5,500	$24,970
City Office REIT, Inc.	1,400	5,950
COPT Defense Properties	3,900	92,937
Douglas Emmett, Inc.	5,700	72,732
Easterly Government Properties, Inc.	3,100	35,433
Empire State Realty Trust, Inc., Class A	4,700	37,788
Equity Commonwealth	3,700	67,969
Hudson Pacific Properties, Inc.	4,300	28,595
JBG SMITH Properties	3,600	52,056
Office Properties Income Trust	1,669	6,843
Orion Office REIT, Inc.	1,900	9,899
Paramount Group, Inc.	5,800	26,796
Peakstone Realty Trust	1,400	23,296
Piedmont Office Realty Trust, Inc., Class A	4,200	23,604
SL Green Realty Corp.	2,200	82,060
		590,928
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	600	8,832
Global Net Lease, Inc.	6,682	64,214
		73,046
Real Estate — 0.0%
Angel Oak Mortgage REIT, Inc.	600	5,118
Regional Malls — 0.2%
CBL & Associates Properties, Inc.	900	18,882
Tanger Factory Outlet Centers, Inc.	3,500	79,100
The Macerich Co.	7,500	81,825
		179,807
Single Tenant — 0.3%
Alpine Income Property Trust, Inc.	500	8,180
Essential Properties Realty Trust, Inc.	5,400	116,802
Four Corners Property Trust, Inc.	3,000	66,570
Getty Realty Corp.	1,469	40,735
		232,287
Strip Centers — 0.9%
Acadia Realty Trust	3,320	47,642
Alexander's, Inc.	69	12,574
CTO Realty Growth, Inc.	759	12,303
Kite Realty Group Trust	7,249	155,274
NETSTREIT Corp.	2,100	32,718
Phillips Edison & Co., Inc.	4,000	134,160
Retail Opportunity Investments Corp.	4,200	51,996
RPT Realty	3,041	32,113
Saul Centers, Inc.	451	15,907
SITE Centers Corp.	6,400	78,912
Urban Edge Properties	3,900	59,514
Whitestone REIT	1,400	13,482
		646,595
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,443,951)		4,923,906

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†

RIGHTS — 0.0%
Aduro Biotech CVR*	560	$73
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Chinook Therapeutics, Inc.*	2,060	803
CinCor Pharma, Inc.*	800	2,448
Durata Therapeutics CVR Shares*	500	0
OmniAb, Inc.*	191	853
OmniAb, Inc.*	191	806
Resolute Forest Products, Inc.*	1,500	2,130
Tobira Therapeutic, Inc. CVR*	400	1,812
Trius Therapeutics CVR*	1,200	0
TOTAL RIGHTS (Cost $851)		8,925

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	1,279
Chord Energy Corp. Expiration Date 09/01/24*	204	5,598
Chord Energy Corp. Expiration Date 09/01/25*	102	1,681
TOTAL WARRANTS (Cost $3,666)		8,558

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $701,978)	701,978	701,978
TOTAL INVESTMENTS — 99.9% (Cost $82,438,497)		$76,517,381
Other Assets & Liabilities — 0.1%		40,290
TOTAL NET ASSETS — 100.0%		$76,557,671

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$50,796
Aerospace & Defense	0.9%	658,410
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	0.4%	$262,219
Airlines	0.4%	249,596
Apparel	0.5%	363,899
Auto Manufacturers	0.2%	151,272
Auto Parts & Equipment	1.5%	1,092,608
Banks	8.4%	5,960,311
Beverages	0.5%	321,269
Biotechnology	7.0%	4,948,172
Building Materials	2.2%	1,577,499
Chemicals	2.1%	1,456,485
Coal	0.8%	580,355
Commercial Services	6.2%	4,398,565
Computers	2.6%	1,862,193
Cosmetics & Personal Care	0.5%	373,044
Distribution & Wholesale	0.8%	545,192
Diversified Financial Services	2.8%	2,008,914
Electric	1.5%	1,071,166
Electrical Components & Equipment	1.0%	700,163
Electronics	2.3%	1,605,869
Energy-Alternate Sources	0.7%	517,553
Engineering & Construction	1.8%	1,262,211
Entertainment	1.4%	975,793
Environmental Control	0.5%	324,776
Food	1.6%	1,133,235
Food Service	0.1%	38,335
Forest Products & Paper	0.1%	55,446
Gas	1.0%	714,800
Hand & Machine Tools	0.4%	289,348
Healthcare Products	3.6%	2,579,428
Healthcare Services	1.5%	1,032,048
Home Builders	1.9%	1,380,460
Home Furnishings	0.4%	264,360
Household Products & Wares	0.4%	302,429
Insurance	2.4%	1,716,878
Internet	1.8%	1,267,675
Investment Companies	0.1%	97,931
Iron & Steel	0.7%	523,830
Leisure Time	0.6%	390,912
Lodging	0.2%	146,691
Machinery — Construction & Mining	0.5%	327,431
Machinery — Diversified	2.2%	1,554,809
Media	0.4%	301,209
Metal Fabricate/Hardware	0.8%	601,538
Mining	0.8%	537,957
Miscellaneous Manufacturing	1.3%	937,779
Multi-National	0.0%	19,292
Office & Business Equipment	0.1%	77,742
Office Furnishings	0.1%	106,628
Oil & Gas	5.6%	3,965,790
Oil & Gas Services	1.6%	1,140,581
Packaging and Containers	0.3%	232,848
Pharmaceuticals	2.9%	2,046,348
Pipelines	0.4%	257,306
Private Equity	0.1%	47,800
Real Estate	0.7%	479,872
Real Estate Investment Trusts	0.1%	57,675
Retail	4.2%	2,968,519

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Savings & Loans	0.8%	$589,510
Semiconductors	3.1%	2,179,204
Software	6.2%	4,361,121
Telecommunications	1.4%	1,003,313
Textiles	0.1%	81,668
Toys, Games & Hobbies	0.0%	14,757
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Transportation	1.7%	$1,202,328
Trucking and Leasing	0.2%	175,509
Water	0.5%	353,344
	100.0%	$70,874,014

Futures contracts held by the Fund at September 30, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	Russell 2000 Mini Index	12/15/23	10	50	$1,799	$899,300	$—	$(39,074)
							$—	$(39,074)